UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04717

Safeco Resource Series Trust

(Exact name of registrant as specified in charter)

4854 154th Pl NE, Redmond, WA 98052

(Address of principal executive offices) (Zip code)

Kevin A. Rowell

4854 154th Pl NE, Redmond, WA 98052

(Name and address of agent for service)

Registrant’s telephone number, including area code: 425-376-8203

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Table of Contents

ITEM 1. REPORT TO SHAREHOLDERS

Safeco Resource Series Trust

Annual Report

Bond Portfolio
December 31, 2003

Report From the Portfolio Manager

Safeco RST Bond Portfolio

As of December 31, 2003

  Michael Hughes

How did the Portfolio perform?

For the fourth consecutive year the Safeco RST Bond Portfolio has produced a positive total return. For the year ending December 31, 2003, the Portfolio lagged its market benchmark, the Lehman Brothers Aggregate Bond Index. However, before fees and expenses, the Portfolio performed essentially in line with its benchmark.

What factors impacted the Portfolio’s performance?

The year began under the clouds of looming war concerns and a sluggish economy, causing interest rates to trend ever lower. Excess cash earning next to nothing sent investors scrambling for yield. Corporate bonds were the prime beneficiary of this yield quest. By mid-June, the sluggish economy, Fed Chairman Greenspan’s deflation comments and foreign central banks’ efforts to stem the rise in their currencies, sent U.S. Treasury yields to 45-year lows. However, by the third quarter—in reaction to massive amounts of monetary, fiscal and exchange rate policy stimulus—the economy finally regained traction posting its largest quarterly Gross Domestic Product (GDP) advance (+8.2%) in nearly 20 years. Interest rates bottomed and corporate bonds continued to improve relative to other fixed income alternatives. Lower rated corporate bonds outperformed higher rated corporate bonds, with triple-B rated (+11.8%) and below investment-grade corporates (+27.0%) posting double digit total rates of return, while U.S. Treasuries (2.2%) generated low, but still positive, total returns.

What changes did you make to the Portfolio and why?

Over the course of 2003 we positioned the Portfolio for an improving economy and the likelihood of higher interest rates.

We did three things to prepare the Portfolio for the possibility of higher interest rates. First, we cut relative duration to 95% of benchmark from neutral. Second, because callable bonds tend to outperform non-callable bonds in a rising rate environment, we increased our holding in mortgage-backed securities and callable agency debentures. Within the mortgage sector, we favor 15-year mortgages over the more volatile 30-year paper. Finally, we increased our holding of U.S. Treasury Inflation Protection Securities (TIPS) from 2.1% of the Portfolio to 4.2%.

We also used the improvement within the corporate bond market to take some profits while improving our overall credit quality and diversification. To do this, we decreased our percentage held in BBB-rated corporates from 16% to 12% of the Portfolio. We increased our diversification by increasing the number of corporate names we hold to 44 from 34.

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Report From the Portfolio Manager

SAFECO RST Bond Portfolio

As of December 31, 2003

Michael Hughes, CFA - Portfolio Manager

B.S. – Finance; University of Colorado (1984), M.B.A. – Finance; University of Southern, California (1992), Chartered Financial Analyst designation received (1995). Mike is portfolio manager of the Safeco Intermediate-Term Bond Fund and Safeco RST Bond Portfolio, and of the fixed-income portion of the Safeco Balanced Fund. He joined Safeco in 1997, bringing 13 years of investment management experience as the lead portfolio manager on SEC-registered mutual funds, bank common funds and a variety of separately managed portfolios for other financial institutions. He has 19 years of investment experience.

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Performance Overview & Highlights

SAFECO RST Bond Portfolio

Average Annual Total Return for the periods ended December 31, 2003	1 Year	5 Year	10 Year
Safeco RST Bond Portfolio	3.28%	5.09%	5.70%
Lehman Brothers Aggregate Bond Index	4.10%	6.62%	6.95%

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

Current Yield (30-day)	3.4%
Weighted Average Maturity	5.91 years

BONDS BY TYPE	Percent of Net Assets
U.S. Government & Agency Obligations	27.4%
Asset Backed Securities	1.4
U.S. Government Agency, Mortgage Backed Securities	31.2
Collateralized Mortgage Obligations	4.4
Municipal Bonds	1.0
Corporate Bonds	33.0
Cash & Other	1.6
100.0%

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS

3

Portfolio of Investments

Safeco RST Bond Portfolio

As of December 31, 2003

PRINCIPAL AMOUNT			Value (000’s)
ASSET BACKED SECURITIES—1.4%

Consumer Finance—1.4%
$319,527		Americredit Automobile Receivables Trust 1.41%, due 12/12/07	$319
420,000		MBNA Credit Card Master Note Trust 1.26%, due 12/15/08	421

TOTAL ASSET BACKED SECURITIES (cost $740)			740

CORPORATE BONDS—33.0%

Aerospace & Defense—1.3%
585,000		Honeywell International, Inc. 7.50%, due 3/01/10	691

Agricultural Products—0.6%
280,000		Unilever Capital Corp. 7.125%, due 11/01/10	325

Airlines—0.1%
90,000		United Air Lines 7.73%, due 7/01/10	74

Apparel Retail—0.3%
140,000		Nordstrom, Inc. 5.625%, due 1/15/09	149

Asset Management & Custody Banks—0.2%
115,000		Franklin Resources, Inc. 3.70%, due 4/15/08	114

Automobile Manufacturers—1.3%
635,000		Ford Motor Co. 7.25%, due 10/01/08	689

Brewers—0.6%
280,000	#	Miller Brewing Co.(144A) 5.50%, due 8/15/13 (acquired 11/19/03) (cost $287,053)	286

Broadcasting & Cable TV—1.3%
685,000		Comcast Corp. 5.30%, due 1/15/14	683

Computer Hardware—0.8%
$415,000		International Business Machines Corp. 1.29625%, due 9/10/04	$415

Construction & Farm Machinery & Heavy Trucks—1.5%
760,000		John Deere Capital Corp. 1.77%, due 9/17/04	763

Diversified Banks—3.8%
855,000		International Bank for Reconstruction & Development 4.375%, due 9/28/06	902
225,000		U.S. Bancorp 3.125%, due 3/15/08	222
415,000		Wachovia Corp. 5.00%, due 8/15/15	411
370,000		Wells Fargo Financial, Inc. 6.125%, due 4/18/12	405

Electric Utilities—1.6%
140,000		Dominion Resources, Inc. 6.25%, due 6/30/12	152
305,000		PSEG Power 6.95%, due 6/01/12	344
285,000		Southern California Edison Co. 8.00%, due 2/15/07	326

Fertilizers & Agricultural Chemicals—0.4%
220,000		Potash Corp. of Saskatchewan, Inc. 4.875%, due 3/01/13	215

Forest Products—0.6%
270,000		Weyerhaeuser Co. 5.50%, due 3/15/05	281

Gas Utilities—0.6%
295,000		Kinder Morgan, Inc. 6.75%, due 3/15/11	331

General Merchandise Stores—1.2%
575,000		Target Corp. 6.35%, due 11/01/32	604

Housewares & Specialties—0.5%
275,000		Newell Rubbermaid, Inc. 4.625%, due 12/15/09	277

SEE NOTES TO FINANCIAL STATEMENTS

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PRINCIPAL AMOUNT			Value (000’s)
Integrated Oil & Gas—1.2%
$370,000		Pemex Project Funding Master Trust 9.125%, due 10/13/10	$439
140,000		USX Corp. 6.85%, due 3/01/08	157

Integrated Telecommunications Services—1.5%
190,000		Verizon Global Funding Corp. 7.375%, due 9/01/12	220
535,000		Verizon Wireless, Inc. 5.375%, due 12/15/06	571

Investment Banking & Brokerage—1.4%
260,000		Bear Stearns Cos., Inc. 3.00%, due 3/30/06	264
250,000		Goldman Sachs Group, Inc. 4.125%, due 1/15/08	256
200,000		Morgan Stanley Dean Witter Co. 6.60%, due 4/01/12	223

Life & Health Insurance—1.7%
415,000	#	Jackson National Life Global Funding, LLC (144A) 1.34%, due 3/11/05 (acquired 9/05/02) (cost $415,000)	416
450,000		Lincoln National Corp. 5.25%, due 6/15/07	480

Movies & Entertainment—0.5%
215,000		Time Warner, Inc. 6.75%, due 4/15/11	240

Multi-Utilities & Unregulated Power—1.0%
470,000		Avista Corp. 7.75%, due 1/01/07	521

Other Diversified Financial Services—2.1%
585,000		General Electric Capital Corp. 5.45%, due 1/15/13	609
180,000		Household Finance Corp. 7.875%, due 3/01/07	206
280,000		Lehman Brothers Holdings, Inc. 4.375%, due 11/30/10	280

Regional Banks—0.7%
$345,000		Amsouth Bank NA 4.85%, due 4/01/13	$343

Soft Drinks—0.6%
280,000		Bottling Group, LLC 5.00%, due 11/15/13	284

Specialized Finance—3.4%
415,000		American Express Co. 4.875%, due 7/15/13	416
725,000		General Motors Acceptance Corp. 6.125%, due 9/15/06	776
460,000		National Rural Utilities Cooperative Finance Corp. 7.25%, due 3/01/12	536

Thrifts & Mortgage Finance—1.7%
515,000		Countrywide Home Loans, Inc. 3.50%, due 12/19/05	529
320,000		Washington Mutual Bank Corp. 5.50%, due 1/15/13	330

Wireless Telecommunication Services—0.5%
280,000		Vodafone Group, plc (ADR) 5.00%, due 12/16/13	279

TOTAL CORPORATE BONDS (cost $16,426)			17,034

COLLATERALIZED MORTGAGE OBLIGATIONS—4.4%

Commercial—0.5%
269,657		Asset Securitization Corp. 7.32%, due 1/13/30	279

Residential—1.4%
710,000		Washington Mutual, Inc. 4.10694%, due 10/25/33	703

SEE NOTES TO FINANCIAL STATEMENTS

5

PRINCIPAL AMOUNT		Value (000’s)
U.S. Government Agency Obligations—2.5%
$260,000	Freddie Mac 3.50%, due 9/15/10	$265
955,000	Freddie Mac 6.00%, due 4/15/32	998

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,264)		2,245

U.S. GOVERNMENT AGENCY—MORTGAGE BACKED SECURITIES—31.2%

Federal Home Loan Mortgage Corporation (FHLMC)—0.8%
417,259	6.50%, due 1/01/29	438

Federal National Mortgage Association (FNMA)—29.7%
2,490,632	4.816%, due 12/01/12	2,547
1,968,598	5.00%, due 12/01/17	2,010
1,692,989	5.00%, due 3/01/33	1,676
1,555,963	5.50%, due 2/01/18	1,619
787,489	5.50%, due 7/01/23	805
1,590,639	5.50%, due 9/01/17	1,650
64,725	6.00%, due 1/01/29	67
665,904	6.00%, due 3/01/31	689
902,504	6.00%, due 3/01/33	933
147,056	6.00%, due 6/01/15	154
703,766	6.00%, due 8/01/32	728
237,994	6.00%, due 9/01/29	246
97,615	6.50%, due 1/01/15	104
288,178	6.50%, due 7/01/29	302
148,767	7.00%, due 3/01/12	159
56,419	8.00%, due 1/01/31	61
147,811	8.00%, due 10/01/30	160
118,487	8.00%, due 2/01/29	129
76,070	8.00%, due 2/01/30	82
26,735	8.00%, due 2/01/30	29
824,129	8.00%, due 3/01/31	892
77,313	8.00%, due 4/01/08	83
22,955	8.00%, due 4/01/30	25
26,377	8.00%, due 5/01/31	28
69,045	8.00%, due 7/01/30	75
39,212	9.50%, due 2/01/21	44

Government National Mortgage Association (GNMA)—0.7%
17,077	6.00%, due 4/15/14	18
130,746	6.00%, due 8/15/13	138
$136,415	7.00%, due 4/15/28	$146
54,230	7.75%, due 11/15/29	59

TOTAL U.S. GOVERNMENT AGENCY—MORTGAGE BACKED SECURITIES (cost $15,845)		16,096

U.S. GOVERNMENT & AGENCY OBLIGATIONS—27.4%

U.S. Government Agency Obligations—9.4%
2,785,000	Federal Home Loan Bank (Unsecured Bond) 3.625%, due 11/14/08	2,801
435,000	Federal Home Loan Mortgage Corp. (Unsecured Note) 3.34%, due 6/09/10	419
470,000	Federal Home Loan Mortgage Corp. (Unsecured Note) 3.50%, due 2/13/08	476
1,230,000	Federal Home Loan Mortgage Corp. (Unsecured Note) 4.00%, due 6/12/13	1,148

U.S. Treasury Notes—18.0%
210,000	2.625%, due 11/15/06	212
205,000	3.25%, due 8/15/07	209
830,000	3.50%, due 11/15/06	858
135,000	4.375%, due 5/15/07	143
2,295,000	6.00%, due 8/15/09	2,600
1,360,000	6.50%, due 11/15/26	1,600
1,020,000	9.25%, due 2/15/16	1,464
1,820,000	U.S. Treasury Inflation Index Note 3.50%, due 1/15/11	2,174

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $13,938)		14,104

MUNICIPAL BONDS—1.0%

Electric Utilities—1.0%
515,000	California State Department of Water Resources Supply Revenue 4.33%, due 5/01/06	527

TOTAL MUNICIPAL BONDS (cost $515)		527

SEE NOTES TO FINANCIAL STATEMENTS

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PRINCIPAL AMOUNT		Value (000’s)
CASH EQUIVALENTS—3.3%

Investment Companies
$324,018	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	$324
1,356,400	State Street Navigator Securities Lending Prime Portfolio **	1,356

TOTAL CASH EQUIVALENTS (cost $1,680)		1,680

TOTAL INVESTMENTS (cost $51,408)—101.7%		52,426

Other Assets, less Liabilities		(861)

NET ASSETS		$51,565

**	Represents invested collateral received related to $1,332,925 in securities on loan under securities lending agreements. See Securities Lending Income in Note 2 to the financial statements.

#

Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a “qualified institutional buyer” as permitted under  Rule 144A of the Securities Act of 1933. The total cost of such securities is $702,000 and the total value is $702,000 or 1.4% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS

7

Statement of Assets and Liabilities

Safeco RST Bond Portfolio

As of December 31, 2003

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$51,408
Investments, at Value	$52,426
Cash	333
Receivable for Trust Shares Sold	148
Dividends and Interest Receivable	499
Total Assets	53,406
Liabilities:
Payable for Investment Securities Purchased	333
Payable for Trust Shares Redeemed	92
Payable Upon Return of Securities Loaned	1,356
Investment Advisory Fees Payable	32
Other Accrued Expenses	28
Total Liabilities	1,841
Net Assets	$51,565

Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$51,400
Net Unrealized Appreciation on Investments	1,018
Accumulated Undistributed Net Investment Loss	(134)
Accumulated Realized Loss	(719)
Net Assets	$51,565
Trust Shares Outstanding	4,587
Net Asset Value Per Share	$11.24

SEE NOTES TO FINANCIAL STATEMENTS

8

Statement of Operations

Safeco RST Bond Portfolio

For the Year Ended December 31, 2003

–(In Thousands)–
Investment Income
Interest	$2,475
Securities Lending and Other Income	2
Total Investment Income	2,477
Expenses
Investment Advisory	393
Legal and Auditing	25
Custodian	8
Reports to Shareholders	10
Trustees	8
Other	13
Total Expenses	457

Net Investment Income	2,020

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain	683
Net Change in Unrealized (Depreciation)	(975)
Net (Loss) on Investments	(292)

Net Change in Net Assets Resulting from Operations	$1,728

SEE NOTES TO FINANCIAL STATEMENTS

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Statements of Changes in Net Assets

Safeco RST Bond Portfolio

–(In Thousands)–	2003*	2002*
Operations
Net Investment Income	$2,020	$2,319
Net Realized Gain (Loss) on Investments	683	(436)
Net Change in Unrealized Appreciation (Depreciation)	(975)	1,693
Net Change in Net Assets Resulting from Operations	1,728	3,576

Distributions to Shareholders From:

Net Investment Income	(2,293)	(2,550)

Net Trust Share Transactions	929	5,328
Total Change in Net Assets	364	6,354
Net Assets at Beginning of Year	51,201	44,847
Net Assets at End of Year	$51,565	$51,201

Other Information
Increase (Decrease) in Trust Shares and Amounts

Shares:

Subscriptions	1,244	1,652
Reinvestments	204	224
Redemptions	(1,357)	(1,411)
Net Change	91	465

Amounts:

Subscriptions	$14,396	$18,896
Reinvestments	2,293	2,550
Redemptions	(15,760)	(16,118)
Net Change	$929	$5,328

* For the year ended December 31.

SEE NOTES TO FINANCIAL STATEMENTS

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Financial Highlights

Safeco RST Bond Portfolio

(For a Share Outstanding Throughout the Period)

	For the Year Ended December 31
	2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$11.39	$11.12	$10.92	$10.33	$11.41
Income (Loss) From Investment Operations
Net Investment Income	0.46	0.52	0.59	0.63	0.62
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)	0.35	0.20	0.59	(1.07)
Total From Investment Operations	0.37	0.87	0.79	1.22	(0.45)
Less Distributions
Dividends From Net Investment Income	(0.52)	(0.60)	(0.59)	(0.63)	(0.62)
Distributions from Realized Gains	—	—	—	—	(0.01)
Total Distributions	(0.52)	(0.60)	(0.59)	(0.63)	(0.63)
Net Asset Value at End of Period	$11.24	$11.39	$11.12	$10.92	$10.33
Total Return	3.28%	7.79%	7.28%	11.79	(3.99)%
Net Assets at End of Period (000’s)	$51,565	$51,201	$44,847	$36,743	$28,131
Ratios to Average Net Assets:
Expenses	0.86%	0.84%	0.82%	0.90%	0.91%
Net Investment Income	3.79%	4.87%	5.56%	6.03%	5.33%
Portfolio Turnover Rate	56%	87%	133%	104%	147%

SEE NOTES TO FINANCIAL STATEMENTS

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Notes to Financial Statements

1.              GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Bond Portfolio, the “Portfolio”. The financial statements of the other portfolios are presented separately.

On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life and Investments division of Safeco Corporation. Among other entities, this division includes Safeco Asset Management Company, Safeco Securities, Inc., and Safeco Services Corporation. Those three entities provide asset management, distribution and transfer agent services, respectively, to the Portfolio. As of January 30, 2004, no definitive agreement has been reached regarding this sale.

2.              SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation.  Values for fixed income portfolio securities (other than short-term securities) are based on matrix pricing models which consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s pricing time, but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions.  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the year ended December 31, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $30,395,000 and $29,333,000, respectively. These purchases and sales totals include $2,902,000 and $2,863,000, respectively, of U.S. Government securities.

Dividend and Interest Income Recognition.  Bond premiums and original issue discounts are amortized to either a call date or the bond maturity date. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income.  The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally

12

shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation.  Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders.  Distributions to shareholders from net investment income and gains realized from security transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes.  The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.              COMPONENTS OF DISTRIBUTABLE EARNINGS

Components of distributable earnings on a tax basis at December 31, 2003, were as follows (in thousands):

Bond
Federal Tax Cost on Investments	$51,542
Gross Unrealized Appreciation on Investments	1,175
Gross Unrealized Depreciation on Investments	(291)
Net Unrealized Appreciation on Investments	884
Capital Loss Carryforward*	(719)
Distributable Earnings	$165

*            At December 31, 2003, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

	2008	2010	Total
Bond Portfolio	$138	$581	$719

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales, differences in premium and discount amortization methods and differences in classification of paydown gains and losses.

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4.              INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees.  Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Bond Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%.

Notes Payable and Interest Expense.  The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2003, no such borrowings were outstanding. Interest rates on affiliated loans during the year ended December 31, 2003 ranged from 1.01% to 1.25%.

Line of Credit.  The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At December 31, 2003, no such borrowings were outstanding.

Affiliate Ownership.  At December 31, 2003, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Bond Portfolio.

Board of Trustees.  The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement.  Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio (except for investment advisory fees) if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

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Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the
Safeco Resource Series Trust – Bond Portfolio

We have audited the accompanying statement of assets and liabilities, including the related portfolio of investments, of the Safeco Resource Series Trust – Bond Portfolio as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Safeco Resource Series Trust – Bond Portfolio as of December 31, 2003, and results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Seattle, Washington
January 30, 2004

15

Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (48)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22

Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice President and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22

Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (52)	Trustee and Chairman Sr. Vice President	Served since May 7, 2003 Served since November 8, 2001**	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*Trustees who are defined as “interested persons” under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund’s investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

Kevin A. Rowell 4854 154th Place NE Redmond, WA 98052 (43)	President	Served Since September 16, 2002

President of Safeco Securities, Inc. and Safeco Services Corp., effective September 16, 2002. Managing Director of Global Relationships for Alliance Capital Management in New York, from 1998-2002. Prior to 1998, European Director for Corporate Development at Putnam Investments.

Ronald L. Spaulding Two Union Square 601 Union Street 25th Floor Seattle, WA 98101 (60)	Vice President	Served since August 3, 1995

Chairman of Safeco Asset Management Company; Treasurer and Chief Investment Officer of Safeco Corporation; Vice President of Safeco Insurance Companies; Director, Vice President and Treasurer of First Safeco Life Insurance Company of New York; former Senior Portfolio Manager of Safeco Insurance Companies and Portfolio Manager for Safeco Mutual Funds.

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (46)	Vice President, Treasurer, Secretary, and Controller	Served since August 7, 1997

Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Director of Compliance	Served since November 6, 2003

Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002

Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

Susan Tracey Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (54)	Assistant Secretary	Served since August 3, 2000

Tax Manager for Safeco Corporation. Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. She has been employed by Safeco Corporation since 1987.

Stephen D. Collier Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (51)	Assistant Secretary	Served since February 5, 1998

Director of Taxation and Vice President of Safeco Corporation; Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. He has been an executive officer of Safeco Corporation and subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information (“SAI”) includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711

16

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Safeco Asset Management Company

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

Printed on Recycled Paper:
GMF4489 12/03	Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

Safeco Resource Series Trust

Annual Report

Core Equity Portfolio
December 31, 2003

Report From the Portfolio Managers

Safeco RST Core Equity Portfolio

As of December 31, 2003

Richard Meagley	Darcy MacLaren

How did the Portfolio perform?

The Safeco RST Core Equity Portfolio’s performance, while good on an absolute basis, lagged its benchmark, the S&P 500, for the year ending December 31, 2003. The Portfolio performed reasonably well versus the benchmark for the first three quarters of the year, but fell behind the benchmark for the final quarter. The benchmark outperformed the Portfolio during the final months of the year due to strong returns from technology, energy and material stocks, smaller capitalization stocks and those stocks perceived to be lower than average in quality.

What factors impacted the Portfolio’s performance?

Throughout the first three quarters of the year the markets seemed to be influenced the most by questions about the situation in Iraq and the state of the economy. Are we going to war? How long will it last? Will the economy recover? Will the recovery be a jobless one? Throughout that period, the Portfolio performed reasonably well by staying with its buy and hold strategy with adequate diversification. The Portfolio participated in the recovery of technology, industrial and other industries that are sensitive to an improving economy. At the same time, lagging healthcare sector and individual stock picks that fared poorly did not greatly hamper performance.

Unfortunately, the fourth quarter was a different story. As the markets became more comfortable with both the situation in Iraq and the economy, price moves came in economically sensitive stocks, especially smaller and lower-quality names. These are not areas the Portfolio typically focuses on. Many of our companies that have proven to be well run over long periods of time were poor stock market performers in the fourth quarter.

What changes did you make you make to the Portfolio and why?

The biggest change was moving to a co-manager approach. We believe shareholders will benefit by having Darcy MacLaren, our director of equity research, join Rich Meagley in managing the Portfolio. With so many major sectors in the economy that affect the overall stock market, it simply made sense to add more talent to the Portfolio.

The Portfolio’s buy-and-hold strategy along with a concern for valuation, exposure to the improving economy and adequate diversification drove changes over the past twelve months. For example, we replaced Bank of America with First Tennessee and Hibernia—smaller banks with better growth prospects. Also, in the healthcare area we replaced Merck with Medtronic.

Richard Meagley, CFA - Portfolio Manager/Equity Analyst

B.A. – Economics; Wake Forest University (1977), M.B.A. – Finance; University of Washington (1982) Chartered Financial Analyst designation received (1986). Rich started with Safeco Asset Management as an equity analyst in 1983, prior to which he was an equity analyst for a regional financial institution. Rich left Safeco Asset Management in 1992 to work as a portfolio manager for a local investment firm. He returned to Safeco Asset Management in 1995 and assumed his current responsibilities as the co-portfolio manager for the Safeco Core Equity Fund and the Safeco RST Core Equity Portfolio as well as the analyst for the financial services and natural gas sectors. He has a total of 20 years investment experience, which includes 15 years as a portfolio manager.

1

Darcy MacLaren, CFA – Portfolio Manager

B.A. – English/History; University of Colorado (1971), M.A. – Library Science; University of Colorado (1972) M.B.A. – Finance; University of Washington (1980) Chartered Financial Analyst designation received (1983). Darcy began her investment career when she joined Safeco Asset Management in 1980. She left the firm in 1983 and spent the next 11 years working for other investment firms prior to returning to Safeco Asset Management in 1994. Darcy is the Director of Equity Research, as well as the portfolio manager for the equity portion of the Safeco Corporate and the Property and Casualty portfolios and co-portfolio manager for the Safeco Core Equity Fund and the Safeco RST Core Equity Portfolio, in addition to managing portfolios for Safeco Trust Company. She is also an analyst covering conglomerates, household appliances and furnishings. Darcy has 23 years of investment experience.

2

Performance Overview & Highlights

Safeco RST Core Equity Portfolio

Average Annual Total Return for the periods ended December 31, 2003	1 Year	5 Year	10 Year

Safeco RST Core Equity Portfolio	24.78%	(3.96)%	8.34%
S&P 500 Index	28.67%	(0.57)%	11.06%

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

TOP FIVE INDUSTRIES	Percent of Net Assets
Pharmaceuticals	10.1%
Diversified Banks	5.3
Integrated Oil & Gas	4.7
Thrifts & Mortgage Finance	4.0
Systems Software	3.7

TOP TEN COMMON STOCK HOLDINGS	Percent of Net Assets
Pfizer, Inc. (Pharmaceuticals)	3.7%
Citigroup, Inc. (Diversified Capital Markets)	3.5
Microsoft Corp. (Systems Software)	2.9
American International Group, Inc. (Multi-Line Insurance)	2.9
Exxon Mobil Corp. (Integrated Oil & Gas)	2.7
General Electric Co. (Industrial Conglomerates)	2.6
Wells Fargo & Co. (Diversifed Banks)	2.6
United Technologies Corp. (Aerospace & Defense)	2.5
PepsiCo, Inc. (Soft Drinks)	2.5
Abbott Laboratories (Pharmaceuticals)	2.3

WEIGHTINGS AS A PERCENT

OF NET ASSETS

3

Portfolio of Investments

Safeco RST Core Equity Portfolio

As of December 31, 2003

SHARES OR PRINCIPAL AMOUNT			Value (000’s)
COMMON STOCKS—98.8%

Aerospace & Defense—3.5%
32,000		Northrop Grumman Corp.	$3,059
84,500		United Technologies Corp.	8,008

Application Software—0.6%
35,000	*	Intuit, Inc.	1,852

Auto Parts & Equipment—1.4%
37,000		Johnson Controls, Inc.	4,296

Biotechnology—1.3%
68,200	*	Amgen, Inc.	4,215

Brewers—1.5%
91,000		Anheuser-Busch Companies, Inc.	4,794

Communication Equipment—2.4%
260,000	*	Cisco Systems, Inc.	6,315
80,000		Nokia Oyj (ADR)	1,360

Computer Hardware—3.1%
124,000	*	Dell, Inc.	4,211
62,100		International Business Machines Corp.	5,755

Computer Storage & Peripherals—0.8%
195,000	*	EMC Corp.	2,519

Construction & Farm Machinery & Heavy Trucks—0.9%
33,000		PACCAR, Inc.	2,809

Consumer Finance—2.8%
105,000		American Express Co.	5,064
150,000		MBNA Corp.	3,728

Data Processing & Outsourced Services—1.8%
74,000		Automatic Data Processing, Inc.	2,931
65,000		First Data Corp.	2,671

Department Stores—0.9%
64,000	*	Kohl’s Corp.	2,876

Diversified Banks—5.3%
100,000		Hibernia Corp. (Class A)	2,351
207,000		U.S. Bancorp	6,164
140,000		Wells Fargo & Co.	8,245

Diversified Capital Markets—3.5%
226,000		Citigroup, Inc.	$10,970

Electrical Components & Equipment—0.9%
42,000		Emerson Electric Co.	2,720

Food Retail—1.0%
165,000	*	Kroger Co.	3,054

General Merchandise Stores—3.1%
129,000		Target Corp.	4,954
89,000		Wal-Mart Stores, Inc.	4,721

Health Care Distributors—2.0%
52,000		Cardinal Health, Inc.	3,180
100,000		McKesson Corp.	3,216

Health Care Equipment—1.3%
85,000		Medtronic, Inc.	4,132

Home Furnishings—0.7%
97,000		Leggett & Platt, Inc.	2,098

Home Improvement Retail—1.9%
165,000		Home Depot, Inc.	5,856

Household Products—3.2%
58,000		Kimberly-Clark Corp.	3,427
67,000		Procter & Gamble Co.	6,692

Housewares & Specialties—1.5%
67,000		Fortune Brands, Inc.	4,790

Industrial Conglomerates—2.6%
270,000		General Electric Co.	8,365

Industrial Gases—1.0%
82,000		Praxair, Inc.	3,132

Industrial Machinery—3.3%
40,000		Danaher Corp.	3,670
48,000		Illinois Tool Works, Inc.	4,028
40,000		Ingersoll-Rand Co. (Class A)	2,715

Integrated Oil & Gas—4.7%
70,000		ChevronTexaco Corp.	6,047
212,000		Exxon Mobil Corp.	8,692

SEE NOTES TO FINANCIAL STATEMENTS

4

SHARES OR PRINCIPAL AMOUNT			Value (000’s)

Integrated Telecommunications Services—2.5%
85,000		CenturyTel, Inc.	$2,773
144,000		Verizon Communications	5,052

Motorcycle Manufacturers—1.0%
70,000		Harley-Davidson, Inc.	3,327

Movies & Entertainment—1.9%
215,000	*	Time Warner, Inc.	3,868
97,000		Walt Disney Co.	2,263

Multi-Line Insurance—3.7%
139,000		American International Group, Inc.	9,213
40,000		Hartford Financial Services Group, Inc.	2,361

Oil & Gas Equipment & Services—1.3%
76,500		Schlumberger, Ltd.	4,186

Personal Products—0.6%
52,000		Estee Lauder Cos., Inc. (Class A)	2,042

Pharmaceuticals—10.1%
159,000		Abbott Laboratories	7,409
40,000		Eli Lilly & Co.	2,813
92,500		Johnson & Johnson	4,779
332,000		Pfizer, Inc.	11,730
126,000		Wyeth	5,349

Property & Casualty Insurance—1.2%
235,000	*	Travelers Property Casualty Corp. (Class A)	3,943

Publishing—1.9%
69,000		Gannett Co., Inc.	6,152

Regional Banks—2.1%
59,000		Fifth Third Bancorp	3,487
69,000		First Tennessee National Corp.	3,043

Semiconductor Equipment—0.9%
131,000	*	Applied Materials, Inc.	2,941

Semiconductors—3.6%
223,000		Intel Corp.	7,181
140,000		Texas Instruments, Inc.	4,113

Soft Drinks—2.5%
170,000		PepsiCo, Inc.	7,925

Systems Software—3.7%
337,000		Microsoft Corp.	$9,281
190,000	*	Oracle Corp.	2,508

Thrifts & Mortgage Finance—4.0%
83,000		Federal National Mortgage Association	6,230
157,000		Washington Mutual, Inc.	6,299

Tobacco—0.8%
47,000		Altria Group, Inc.	2,558

TOTAL COMMON STOCKS (cost $235,411)			312,508

CASH EQUIVALENTS—3.9%

Investment Companies
4,759,461		AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	4,759
7,474,199		State Street Navigator Securities Lending Prime Portfolio **	7,474

TOTAL CASH EQUIVALENTS (cost $12,233)			12,233

TOTAL INVESTMENTS (cost $247,644)—102.7%			324,741

Other Assets, less Liabilities			(8,427)

NET ASSETS			$316,314

*	Non-income producing security.
**	Represents invested collateral received related to $7,348,693 in securities on loan under securities lending agreements. See Securities Lending Income in Note 2 to the financial statements.

SEE NOTES TO FINANCIAL STATEMENTS

5

Statement of Assets and Liabilities

Safeco RST Core Equity Portfolio

As of December 31, 2003

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$247,644
Investments, at Value	$324,741
Receivable for Trust Shares Sold	191
Dividends and Interest Receivable	453
Total Assets	325,385
Liabilities:
Payable for Trust Shares Redeemed	1,343
Payable Upon Return of Securities Loaned	7,474
Investment Advisory Fees Payable	196
Other Accrued Expenses	58
Total Liabilities	9,071
Net Assets	$316,314

Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$296,987
Net Unrealized Appreciation on Investments	77,097
Accumulated Realized Loss	(57,770)
Net Assets	$316,314
Trust Shares Outstanding	14,152
Net Asset Value Per Share	$22.35

SEE NOTES TO FINANCIAL STATEMENTS

6

Statement of Operations

Safeco RST Core Equity Portfolio

For the Year Ended December 31, 2003

–(In Thousands)–
Investment Income
Dividends	$4,953
Interest	99
Securities Lending and Other Income	7
Total Investment Income	5,059

Expenses
Investment Advisory	2,117
Legal and Auditing	39
Custodian	23
Reports to Shareholders	72
Trustees	11
Other	22
Total Expenses	2,284

Net Investment Income	2,775

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss	(18,125)
Net Change in Unrealized Appreciation	79,592
Net Gain on Investments	61,467

Net Change in Net Assets Resulting from Operations	$64,242

SEE NOTES TO FINANCIAL STATEMENTS

7

Statements of Changes in Net Assets

Safeco RST Core Equity Portfolio

–(In Thousands)–	2003*	2002*
Operations

Net Investment Income	$2,775	$3,428

Net Realized Loss on Investments	(18,125)	(29,525)

Net Change in Unrealized Appreciation (Depreciation)	79,592	(79,074)
Net Change in Net Assets Resulting from Operations	64,242	(105,171)

Distributions to Shareholders from:

Net Investment Income	(2,777)	(3,428)

Net Trust Share Transactions	(16,219)	(42,033)
Total Change in Net Assets	45,246	(150,632)

Net Assets at Beginning of Year	271,068	421,700
Net Assets at End of Year	$316,314	$271,068

Other Information
Increase (Decrease) in Trust Shares and Amounts

Shares:

Subscriptions	2,217	2,843
Reinvestments	124	190
Redemptions	(3,191)	(5,102)
Net Change	(850)	(2,069)

Amounts:

Subscriptions	$43,579	$59,488
Reinvestments	2,776	3,428
Redemptions	(62,574)	(104,949)
Net Change	$(16,219)	$(42,033)

*                 For the year ended December 31.

SEE NOTES TO FINANCIAL STATEMENTS

8

Financial Highlights

Safeco RST Core Equity Portfolio

(For a Share Outstanding Throughout the Period)

	For the Year Ended December 31
	2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$18.07	$24.70	$27.46	$31.02	$29.97
Income (Loss) From Investment Operations
Net Investment Income	0.20	0.23	0.18	0.21	0.26
Net Realized and Unrealized Gain (Loss) on Investments	4.28	(6.63)	(2.76)	(3.56)	2.53
Total from Investment Operations	4.48	(6.40)	(2.58)	(3.35)	2.79
Less Distributions
Dividends from Net Investment Income	(0.20)	(0.23)	(0.18)	(0.21)	(0.26)
Distributions from Realized Gains	—	—	—	—	(1.48)
Total Distributions	(0.20)	(0.23)	(0.18)	(0.21)	(1.74)
Net Asset Value at End of Period	$22.35	$18.07	$24.70	$27.46	$31.02
Total Return	24.78%	(25.91)%	(9.38)%	(10.79)%	9.31%
Net Assets at End of Period (000’s)	$316,314	$271,068	$421,700	$510,463	$647,078
Ratios to Average Net Assets:
Expenses	0.80%	0.77%	0.78%	0.78%	0.76%
Net Investment Income	0.97%	1.02%	0.69%	0.67%	0.80%
Portfolio Turnover Rate	29%	48%	35%	45%	32%

SEE NOTES TO FINANCIAL STATEMENTS

9

Notes to Financial Statements

1.              GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Core Equity Portfolio (formerly the Equity Portfolio), the “Portfolio”. The financial statements of the other portfolios are presented separately.

On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life and Investments division of Safeco Corporation. Among other entities, this division includes Safeco Asset Management Company, Safeco Securities, Inc., and Safeco Services Corporation. Those three entities provide asset management, distribution and transfer agent services, respectively, to the Portfolio. As of January 30, 2004, no definitive agreement has been reached regarding this sale.

2.              SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation.  Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities primarily traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s pricing time, but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions.  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the year ended December 31, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $79,802,000 and $89,707,000, respectively.

Dividend and Interest Income Recognition.  Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income.  The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon

10

termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation.  Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders.  Distributions to shareholders from net investment income and gains realized from securities transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes.  The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to shareholders in a manner which results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.              COMPONENTS OF DISTRIBUTABLE EARNINGS

Components of distributable earnings on a tax basis at December 31, 2003, were as follows (in thousands):

Core Equity
Federal Tax Cost on Investments	$247,763
Gross Unrealized Appreciation on Investments	97,744
Gross Unrealized Depreciation on Investments	(20,766)
Net Unrealized Appreciation on Investments	76,978
Capital Loss Carryforward*	(57,651)
Distributable Earnings	$19,327

*       At December 31, 2003, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

	2008	2009	2010	2011	Total
Core Equity Portfolio	$1,329	$8,113	$26,936	$21,273	$57,651

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales.

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4.              INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees.  Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Core Equity Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%.

Notes Payable and Interest Expense.  The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2003, no such borrowings were outstanding. Interest rates on affiliated loans during the year ended December 31, 2003 ranged from 1.01% to 1.25%.

Line of Credit.  The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At December 31, 2003, no such borrowings were outstanding.

Affiliate Ownership.  At December 31, 2003, Safeco Life Insurance Company owned 11,704,646 shares (83% of outstanding shares) of the RST Core Equity Portfolio.

Board of Trustees.  The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement.  Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio except for investment advisory fees if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

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Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the
Safeco Resource Series Trust – Core Equity Portfolio
(formerly the Safeco Equity Portfolio)

We have audited the accompanying statement of assets and liabilities, including the related portfolio of investments, of the Safeco Resource Series Trust – Core Equity Portfolio (formerly the Safeco Equity Portfolio) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Safeco Resource Series Trust – Core Equity Portfolio as of December 31, 2003, and results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Seattle, Washington
January 30, 2004

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Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directeorships Held by Trustees

INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (48)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22

Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice President and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22

Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (52)	Trustee and Chairman Sr. Vice President	Served since May 7, 2003 Served since November 8, 2001**	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*Trustees who are defined as “interested persons” under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund’s investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

Kevin A. Rowell 4854 154th Place NE Redmond, WA 98052 (43)	President	Served Since September 16, 2002

President of Safeco Securities, Inc. and Safeco Services Corp., effective September 16, 2002. Managing Director of Global Relationships for Alliance Capital Management in New York, from 1998-2002. Prior to 1998, European Director for Corporate Development at Putnam Investments.

Ronald L. Spaulding Two Union Square 601 Union Street 25th Floor Seattle, WA 98101 (60)	Vice President	Served since August 3, 1995

Chairman of Safeco Asset Management Company; Treasurer and Chief Investment Officer of Safeco Corporation; Vice President of Safeco Insurance Companies; Director, Vice President and Treasurer of First Safeco Life Insurance Company of New York; former Senior Portfolio Manager of Safeco Insurance Companies and Portfolio Manager for Safeco Mutual Funds.

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (46)	Vice President, Treasurer, Secretary, and Controller	Served since August 7, 1997

Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Director of Compliance	Served since November 6, 2003

Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002

Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

Susan Tracey Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (54)	Assistant Secretary	Served since August 3, 2000

Tax Manager for Safeco Corporation. Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. She has been employed by Safeco Corporation since 1987.

Stephen D. Collier Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (51)	Assistant Secretary	Served since February 5, 1998

Director of Taxation and Vice President of Safeco Corporation; Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. He has been an executive officer of Safeco Corporation and subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information (“SAI”) includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Safeco Asset Management Company

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

Printed on Recycled Paper:
GMF4432 12/03	Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

Safeco Resource Series Trust

Annual Report

Growth Opportunities Portfolio
December 31, 2003

Report from the Portfolio Managers

Safeco RST Growth Opportunities Portfolio

As of December 31, 2003

Jeffrey Schwartz	Bill Whitlow

How did the Portfolio perform?

For the year ending December 31, 2003, the Safeco RST Growth Opportunities Portfolio had a positive absolute return, but underperformed its benchmark, the small-cap Russell 2000 Index (in a year that saw the Russell 2000’s best return ever). The Russell 2000 Index also beat the larger company index, the Russell 1000 Index, for the fourth consecutive year.

What factors impacted the Portfolio’s performance?

The small-cap market in 2003 was very focused on companies without profits, those of the lowest quality, and on the riskier segment of the market: micro cap (those companies with market values less than $300 million). This is a result of the phenomenon of speculative stocks always getting a lift in the early stages of an economic recovery. We had some exposure to this segment of the market, which helped performance.

In the past few months, we have been upgrading the quality of the Portfolio away from higher beta (higher risk) stocks to more stable, more liquid and therefore less volatile stocks. The three things that are most important to the Portfolio management team are profits, cash flow and reasonable valuations. As the first two of these tenets lead, stock prices follow. We have been adding companies to the Portfolio that have these characteristics because over the long haul we believe that companies capable of delivering sustained earnings growth will fare better.

The Portfolio’s top three contributors during the year were PolyMedica, a medical products and services company; MICROS Systems, a provider of software and hardware to the hospitality and retail industries; and Monster Worldwide, an online career management firm.

The Portfolio’s top three detractors were RMH Teleservices, a call center company; First Horizon Pharmaceuticals, a specialty pharmaceutical marketer; and Med-Design, a developer of safety medical devices.

What changes did you make to the Portfolio and why?

During the year we moved and positioned the Portfolio closer to a core orientation—a blend of both growth and value characteristics. We believe this decision will be a positive one going forward and has strengthened the posture of the Portfolio to weather environments where one of these two styles is more significantly in favor. While this year the difference of the Russell 2000 Growth and Russell 2000 Value indices was 1.2% (the slimmest difference since 1994), there are often wide swings that occur in performance for either index. For example, the Russell 2000 Growth Index outperformed the Value Index by 45.3% in 1999 and the Russell 2000 Value Index outperformed the Growth Index by 36.8% in the year 2000. Whether growth is in favor or value is in favor, we believe the Portfolio is designed to perform well and be consistent in many different environments.

As part of our investment strategy, we temporarily invest excess cash in indexed securities while we research suitable new investment opportunities.

We believe that our investment approach, a focus on fundamental research and a long-term horizon, should reward shareholders in the future.

Jeffrey Schwartz, CFA - Portfolio Manager/Equity Analyst

B.A. – Mathematics, State University of New York at Binghamton, Harpur College (1985); M.B.A. – Finance; University of Michigan (1992), Chartered Financial Analyst designation received (1998). Jeff joined Safeco Asset Management in 2003 as co-Portfolio Manager of the Safeco Growth Opportunities Fund and Safeco RST Growth Opportunities Portfolio. Prior, he was founder of Nantucket Investment Research, LLC, in Farmington Hills, Michigan. At Munder Capital Management from June 1992 through May 2001, Mr. Schwartz was most recently a Senior Portfolio Manager and Principal, co-manager of the Munder MicroCap Equity Fund and Munder Small Company Focus Style separate accounts, and on the management team of the Munder Small Company Growth Fund. Before his tenure at Munder, Jeff was a Pension Consultant with Thesco Consultants, Inc. and PricewaterhouseCoopers. He has 15 years of investment experience.

Bill Whitlow, CFA - Portfolio Manager/Equity Analyst

B.A. – Chemistry; University of Colorado (1967), M.B.A. – Finance; University of California, Berkeley (1974), Chartered Financial Analyst designation received (1980). Bill began his investment career at Safeco Asset Management as an equity analyst in 1976. Bill left Safeco in 1980 and worked as an analyst and as a director of research in the brokerage industry. Bill returned to Safeco Asset Management in 1997, and is currently co-manager of the Safeco Multi-Cap Core Fund, Safeco RST Multi-Cap Core Portfolio, Safeco Growth Opportunities Fund and the Safeco RST Growth Opportunities Portfolio. He is also an analyst covering biotech and software (database and storage management). He has a total of 27 years of investment experience.

Performance Overview & Highlights

Safeco RST Growth Opportunities Portfolio

Average Annual Total Return for the periods ended December 31, 2003	1 Year	5 Year	10 Year
Safeco RST Growth Opportunities Portfolio	42.94%	1.02%	12.43%
Russell 2000 Index	47.25%	7.13%	9.48%

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

TOP FIVE INDUSTRIES	Percent of Net Assets
Health Care Equipment	5.1%
Specialty Stores	5.1
Health Care Services	4.9
Diversified Commercial Services	4.5
Pharmaceuticals	4.4

TOP TEN COMMON STOCK HOLDINGS	Percent of Net Assets
Iron Mountain, Inc. (Data Processing & Outsourced Services)	3.0%
MICROS Systems, Inc. (Application Software)	3.0
NCO Group, Inc. (Diversified Commercial Services)	2.9
Nu Skin Enterprises, Inc. (Class A) (Personal Products)	2.6
Rent-Way, Inc. (Specialty Stores)	2.5
Conceptus, Inc. (Health Care Equipment)	2.5
Websense, Inc. (Internet Software & Services)	2.5
PolyMedica Corp. (Health Care Supplies)	2.4
Serologicals Corp. (Biotechnology)	2.3
Rent-A-Center, Inc. (Specialty Stores)	2.3

WEIGHTINGS AS A PERCENT
OF NET ASSETS

Portfolio of Investments

Safeco RST Growth Opportunities Portfolio

As of December 31, 2003

SHARES OR PRINCIPAL AMOUNT			Value (000’s)
COMMON STOCKS—86.7%

Aerospace & Defense—2.8%
75,800	*	Alliant Techsystems, Inc.	$4,378
181,400	*	DRS Technologies, Inc.	5,039

Application Software—3.0%
231,900	*	MICROS Systems, Inc.	10,055

Asset Management & Custody Banks—1.1%
53,200	*	Affiliated Managers Group, Inc.	3,702

Auto Parts & Equipment—1.1%
247,200	*	IMPCO Technologies, Inc.	2,156
198,000	*	Quantum Fuel Systems Technologies Worldwide, Inc.	1,592

Biotechnology—3.9%
411,900	*	North American Scientific, Inc.	4,325
177,500	*	Novavax, Inc.	1,065
419,900	*	Serologicals Corp.	7,810

Casinos & Gaming—1.8%
194,200	*	Station Casinos, Inc.	5,948

Data Processing & Outsourced Services—3.0%
256,480	*	Iron Mountain, Inc.	10,141

Diversified Commercial Services—4.5%
93,000	*	Concorde Career Colleges, Inc.	2,322
127,200	*	Kroll, Inc.	3,307
424,775	*	NCO Group, Inc.	9,672

Electronic Equipment Manufacturers—2.1%
228,700	*	Tektronix, Inc.	7,227

Employment Services—1.9%
294,400	*	Monster Worldwide, Inc.	6,465

Food Distributors—1.9%
142,800		Fresh Del Monte Produce, Inc.	3,403
82,000	*	Performance Food Group Co.	2,966

Food Retail—1.0%
183,000		Casey’s General Stores, Inc.	3,232

Footwear—0.8%
123,500	*	Steven Madden, Ltd.	2,519

Health Care Equipment—5.0%
105,000	*	American Medical Alert Corp.	$389
784,600	*	Conceptus, Inc.	8,333
457,240	*	Endocare, Inc.	1,829
630,100	*	Med-Design Corp.	2,835
1,000,000	*	PhotoMedex, Inc.	2,480
464,000	*	SpectRx, Inc.	928

Health Care Services—4.9%
304,200	*	American Healthways, Inc.	7,261
356,450	*	Matria Healthcare, Inc.	7,532
384,350	*	Prime Medical Services, Inc.	1,803

Health Care Supplies—2.4%
309,300		PolyMedica Corp.	8,138

Home Entertainment Software—2.3%
313,300	*	PLATO Learning, Inc.	3,305
269,700	*	THQ, Inc.	4,561

Homebuilding—3.8%
540,500	*	Champion Enterprises, Inc.	3,784
68,800	*	Meritage Corp.	4,562
89,200		Standard Pacific Corp.	4,331

Industrial Machinery—1.1%
78,600		Pentair, Inc.	3,592

Integrated Telecommunications Services—0.5%
323,658	*	RMH Teleservices, Inc.	1,670

Internet Software & Services—4.4%
658,500	*	Stellent, Inc.	6,480
284,400	*	Websense, Inc.	8,316

IT Consulting & Other Services—1.4%
560,900	*	CIBER, Inc.	4,857

Life & Health Insurance—3.4%
217,500		Scottish Re Group, Ltd.	4,520
108,000		StanCorp Financial Group, Inc.	6,791

Metal & Glass Containers—0.8%
221,300		Intertape Polymer Group, Inc.	2,817

Office Services & Supplies—0.5%
89,900	*	Moore Wallace, Inc.	1,684

SEE NOTES TO FINANCIAL STATEMENTS

SHARES OR PRINCIPAL AMOUNT			Value (000’s)
Oil & Gas Drilling—0.8%
145,000	*	Pride International, Inc.	$2,703

Oil & Gas Equipment & Services—1.4%
103,600	*	FMC Technologies, Inc.	2,414
81,700		Tidewater, Inc.	2,441

Oil & Gas Exploration & Production—1.9%
109,700	*	Forest Oil Corp.	3,134
74,700	*	Newfield Exploration Co.	3,327

Personal Products—2.6%
520,900		Nu Skin Enterprises, Inc. (Class A)	8,902

Pharmaceuticals—4.3%
169,200	*	Connetics Corp.	3,073
466,156	*	Discovery Laboratories, Inc.	4,890
584,000	*	La Jolla Pharmaceutical Co.	2,505
427,000	*	Nastech Pharmaceutical Co., Inc.	4,099

Real Estate Investment Trust—1.5%
89,700		Alexandria Real Estate Equities, Inc.	5,194

Regional Banks—4.2%
211,270		Fulton Financial Corp.	4,629
105,900		United Bankshares, Inc.	3,304
122,800		Westamerica Bancorporation	6,103

Soft Drinks—0.8%
51,100		Coca-Cola Bottling Co.	2,733

Specialty Chemicals—0.4%
273,200	*	Omnova Solutions, Inc.	1,311

Specialty Stores—5.1%
299,071	*	Harold’s Stores, Inc.	1,002
258,500	*	Rent-A-Center, Inc.	7,724
1,043,400	*	Rent-Way, Inc.	8,545

Thrifts & Mortgage Finance—2.8%
197,650		Doral Financial Corp.	6,380
169,200		W Holding Co., Inc.	3,149

Trucking—1.5%
147,000	*	Old Dominion Freight Line, Inc.	5,010

TOTAL COMMON STOCKS (cost $251,385)			292,694

INDEXED SECURITIES—8.8%

Indexed Securities—8.8%
125,300		iShares Russell 2000 Growth Index Fund	$7,424
67,100		iShares Russell 2000 Index Fund	7,435
46,100		iShares Russell 2000 Value Index Fund	7,413
83,500		iShares S&P SmallCap 600/ BARRA Growth Index Fund	7,406

TOTAL INDEXED SECURITIES (cost $26,546)			29,678

WARRANTS—0.4%

Health Care Equipment—0.2%
26,250	*	American Medical Alert Corp. (Exp. 4/19/07)††	45
49,880	*	Endocare, Inc. (Exp. 11/23/05)††	18
140,000	*	LifePoint, Inc. (Exp. 3/27/07)††	11
84,000	*	LifePoint, Inc. (Exp. 7/21/07)††	8
250,000	*	PhotoMedex, Inc. (Exp. 6/12/07)††	343
92,800	*	SpectRx, Inc. (Exp. 6/04/06)††	92

Integrated Telecommunications Services—0.1%
172,862	*	RMH Teleservices, Inc. (Exp. 9/28/06)††	207

Pharmaceuticals—0.1%
105,000	*	Nastech Pharmaceutical Co., Inc. (Exp. 3/19/06)††	463

TOTAL WARRANTS (cost $22)			1,187

SEE NOTES TO FINANCIAL STATEMENTS

SHARES OR PRINCIPAL AMOUNT		Value (000’s)
CASH EQUIVALENTS—29.9%

Investment Companies
14,734,368	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	$14,734
86,326,574	State Street Navigator Securities Lending Prime Portfolio **	86,327
TOTAL CASH EQUIVALENTS (cost $101,061)		101,061

TOTAL INVESTMENTS (cost $379,014)—125.8%		424,620

Other Assets, less Liabilities		(87,047)
NET ASSETS		$337,573

  *                                   Non-income producing security.

**                                  Represents invested collateral received related to $82,996,814 in securities on loan under securities lending agreements. See Securities Lending Income in Note 2 to the financial statements.

++                                  Securities are valued at fair value as determined under the supervision of the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities

Safeco RST Growth Opportunities Portfolio

As of December 31, 2003

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$379,014
Investments, at Value	$424,620
Receivable for Trust Shares Sold	444
Dividends and Interest Receivable	122
Total Assets	425,186
Liabilities:
Payable for Investment Securities Purchased	79
Payable for Trust Shares Redeemed	945
Payable Upon Return of Securities Loaned	86,327
Investment Advisory Fees Payable	209
Other Accrued Expenses	53
Total Liabilities	87,613
Net Assets	$337,573

Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$381,993
Net Unrealized Appreciation on Investments	45,606
Accumulated Realized Loss	(90,026)
Net Assets	$337,573
Trust Shares Outstanding	17,364
Net Asset Value Per Share	$19.44

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations

Safeco RST Growth Opportunities Portfolio

For the Year Ended December 31, 2003

–(In Thousands)–
Investment Income
Dividends	$1,468
Interest	104
Securities Lending and Other Income	156
Total Investment Income	1,728
Expenses
Investment Advisory	1,999
Legal and Auditing	38
Custodian	31
Reports to Shareholders	59
Trustees	11
Other	21
Total Expenses	2,159

Net Investment Loss	(431)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) from:
Investments in Unaffiliated Issuers	(4,362)
Investments in Affiliated Issuers	(10,658)
Total Net Realized Loss	(15,020)
Net Change in Unrealized Appreciation	114,949
Net Gain on Investments	99,929

Net Change in Net Assets Resulting from Operations	$99,498

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Safeco RST Growth Opportunities Portfolio

–(In Thousands)–	2003*	2002*
Operations
Net Investment Loss	$(431)	$(1,894)
Net Realized Loss on Investments	(15,020)	(74,991)
Net Change in Unrealized Appreciation (Depreciation)	114,949	(82,448)
Net Change in Net Assets Resulting from Operations	99,498	(159,333)

Distributions to Shareholders From:
Net Realized Gain on Investments	—	(1,326)
Total	—	(1,326)

Net Trust Share Transactions	(7,879)	(21,400)
Total Change in Net Assets	91,619	(182,059)
Net Assets at Beginning of Year	245,954	428,013
Net Assets at End of Year	$337,573	$245,954

Other Information
Increase (Decrease) in Trust Shares and Amounts

Shares:

Subscriptions	3,713	5,250
Reinvestments	—	64
Redemptions	(4,429)	(6,787)
Net Change	(716)	(1,473)

Amounts:

Subscriptions	$58,543	$93,634
Reinvestments	—	1,327
Redemptions	(66,422)	(116,361)
Net Change	$(7,879)	$(21,400)

*                                  For the year ended December 31.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

Safeco RST Growth Opportunities Portfolio

(For a Share Outstanding Throughout the Period)

	For the Year Ended December 31
	2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$13.60	$21.89	$18.81	$22.50	$21.30
Income (Loss) From Investment Operations
Net Investment Loss	(0.02)	(0.10)	(0.10)	(0.12)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	5.86	(8.12)+	3.67	(1.27)	1.29
Total From Investment Operations	5.84	(8.22)	3.57	(1.39)	1.20
Less Distributions
Distributions from Realized Gains	—	(0.07)	(0.49)	(2.30)	—
Net Asset Value at End of Period	$19.44	$13.60	$21.89	$18.81	$22.50
Total Return	42.94%	(37.67)%	19.14%	(6.16)%	5.63%
Net Assets at End of Period (000’s)	$337,573	$245,954	$428,013	$354,932	$345,725
Ratios to Average Net Assets:
Expenses	0.80%	0.79%	0.78%	0.77%	0.78%
Net Investment Loss	(0.16)%	(0.58)%	(0.53)%	(0.57)%	(0.45)%
Portfolio Turnover Rate	54%	38%	47%	66%	53%

+                      Includes $0.01 related to investment reimbursement by advisor (see Note 4 to Financial Statements).

SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

1.                   GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Growth Opportunities Portfolio, the “Portfolio”. The financial statements of the other Portfolios are presented separately.

On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life and Investments division of Safeco Corporation. Among other entities, this division includes Safeco Asset Management Company, Safeco Securities, Inc., and Safeco Services Corporation. Those three entities provide asset management, distribution and transfer agent services, respectively, to the Portfolio. As of January 30, 2004, no definitive agreement has been reached regarding this sale.

2.                   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation.  Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s pricing time, but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions.  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the year ended December 31, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $141,080,000 and $154,583,000, respectively.

Dividend and Interest Income Recognition.  Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income.  The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation.  Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders.  Distributions to shareholders from net investment income and gains realized from securities transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes.  The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.                   COMPONENTS OF DISTRIBUTABLE EARNINGS

Components of distributable earnings on a tax basis at December 31, 2003, were as follows (in thousands):

Growth Opportunities
Federal Tax Cost on Investments	$379,854
Gross Unrealized Appreciation on Investments	83,324
Gross Unrealized Depreciation on Investments	(38,558)
Net Unrealized Appreciation on Investments	44,766
Capital Loss Carryforward*	(89,186)
Distributable Earnings	$(44,420)

*            At December 31, 2003, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

	2010	2011	Total
Growth Opportunities Portfolio	$54,387	$34,799	$89,186

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales.

4.                   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees.  Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Growth Opportunities Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%.

Notes Payable and Interest Expense.  The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2003 no such borrowings were outstanding. Interest rates on affiliated loans during the year ended December 31, 2003 ranged from 1.01% to 1.25%.

Line of Credit.  The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At December 31, 2003, no such borrowings were outstanding.

Affiliate Ownership.  At December 31, 2003, Safeco Life Insurance Company owned 11,103,278 shares (64%) of the RST Growth Opportunities Portfolio.

Investment Reimbursement by Advisor.  In February 2002, a final settlement was reached on an outstanding class-action lawsuit against Prison Realty Trust, Inc., a security formerly owned by the Growth Opportunities Portfolio. Eligibility for the settlement was predicated on filing a claim prior to December 27, 2000. Because Safeco Asset Management Company did not file a claim within this timeline, the Portfolio was not eligible to receive any of the settlement proceeds. To compensate the Portfolio for this lost litigation settlement, Safeco Asset Management Company reimbursed the Growth Opportunities Portfolio $142,000 in 2002 which approximated the market value of the settlement had the Portfolio participated in the original settlement agreement.

Board of Trustees.  The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement.  Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio (except for investment advisory fees) if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating costs.

5.                   INVESTMENTS IN AFFILIATES

Each of the companies listed below was an affiliate of the Growth Opportunities Portfolio because the Portfolio owned at least 5% of the company’s voting securities during the year ended December 31, 2003:

(In Thousands)	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividends	Realized Gain (Loss)	Market Value of Affiliates at December 31, 2003
Med-Design, Inc.*	630	—	—	630	$—	$—	$—
Rent-Way, Inc.*	1,323	—	(280)	1,043	—	(4,200)	—
Travis Boats & Motors, Inc.*	367	—	(367)	—	—	(2,546)	—
TRM Copy Centers Corp.*	567	—	(567)	—	—	(3,912)	—
					$—	$(10,658)	$—

*  Company was not an affiliate at the end of the period.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the
Safeco Resource Series Trust – Growth Opportunities Portfolio

We have audited the accompanying statement of assets and liabilities, including the related portfolio of investments, of the Safeco Resource Series Trust – Growth Opportunities Portfolio as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Safeco Resource Series Trust – Growth Opportunities Portfolio as of December 31, 2003, and results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Seattle, Washington
January 30, 2004

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Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (48)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22

Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non - profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice President and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22

Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (52)	Trustee and Chairman Sr. Vice President	Served since May 7, 2003 Served since November 8, 2001**	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*            Trustees who are defined as “interested persons” under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund’s investment advisor, Safeco Asset Management Co.

Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

Kevin A. Rowell 4854 154th Place NE Redmond, WA 98052 (43)	President	Served Since September 16, 2002

President of Safeco Securities, Inc. and Safeco Services Corp., effective September 16, 2002. Managing Director of Global Relationships for Alliance Capital Management in New York, from 1998-2002. Prior to 1998, European Director for Corporate Development at Putnam Investments.

Ronald L. Spaulding Two Union Square 601 Union Street 25th Floor Seattle, WA 98101 (60)	Vice President	Served since August 3, 1995

Chairman of Safeco Asset Management Company; Treasurer and Chief Investment Officer of Safeco Corporation; Vice President of Safeco Insurance Companies; Director, Vice President and Treasurer of First Safeco Life Insurance Company of New York; former Senior Portfolio Manager of Safeco Insurance Companies and Portfolio Manager for Safeco Mutual Funds.

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (46)	Vice President, Treasurer, Secretary, and Controller	Served since August 7, 1997

Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Director of Compliance	Served since November 6, 2003

Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002

Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

Susan Tracey Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (54)	Assistant Secretary	Served since August 3, 2000

Tax Manager for Safeco Corporation. Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation.She has been employed by Safeco Corporation since 1987.

Stephen D. Collier Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (51)	Assistant Secretary	Served since February 5, 1998

Director of Taxation and Vice President of Safeco Corporation; Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. He has been an executive officer of Safeco Corporation and subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information (“SAI”) includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711.

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Safeco Asset Management Company

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

Printed on Recycled Paper:
GMF4485 12/03	Safeco® and the Safeco logo are registered trademarks of Safeco Corporation

Safeco Resource Series Trust

Annual Report

Money Market Portfolio
December 31, 2003

Report From the Portfolio Managers

Safeco RST Money Market Portfolio

As of December 31, 2003

Lesley Fox	Cathleen Beauchamp

How did the Portfolio perform?

For the year ending December 31, 2003, the return for the Safeco RST Money Market Portfolio was lower than the 1.9% year-over-year increase in the Consumer Price Index (CPI).

What factors impacted the Portfolio’s performance?

Mid-year, the Federal Reserve Bank’s Open Market Committee (FOMC) lowered the Federal Funds rate to 1.00%. Statements from its most recent meetings indicated that the rate may remain at this forty-year low for a long time, using the term “considerable period” to describe the likely timeline for keeping the rate stable.

The main reason the Portfolio performed well is that the Portfolio holds longer-term corporate bonds purchased at higher yields than currently available in the bond market. Also contributing positively to the returns were the Portfolio’s holdings of floating-rate notes that reset based on London Inter-Bank Offer Rates (LIBOR), which remain at higher levels than other available money market securities.

What changes did you make to the Portfolio and why?

Our long-term strategy is to purchase one-year paper when the yields are attractive. Because rates on one-year paper remained relatively low, we have moved to a strategy of “buying on dips”, meaning that we buy paper when the prices temporarily drop. Although we still find the rates relatively unattractive in the one-year area, they still are somewhat higher than short-term commercial paper. Also, the average maturity of the Portfolio tends to become too short if we don’t purchase any longer paper. With the remaining available cash, we continue to search for the best short-term yield opportunities in floating or fixed rate securities. As always, credit risk in the Portfolio is managed very conservatively.

Toward the end of the year, we purchased a weekly reset floating rate note with the backing of a bank letter of credit at a very attractive rate. We reduced our allocation of commercial paper from 48% at the end of the second quarter to 25% at the end of the fourth quarter. Commercial paper remains one of the lowest-yielding assets in the prime money markets. With the money from maturing commercial paper we purchased mostly short corporate bonds.

Lesley Fox – Portfolio Manager

B.S. – Finance; University of Utah (1988), M.B.A. – Finance; George Washington University (1992) Lesley joined Safeco Asset Management in 2000 as a portfolio manager for the Safeco Money Market Fund and Safeco RST Money Market Portfolio. She is also part of the team that manages the Safeco Intermediate-Term U.S. Government Fund. She spent the previous five years managing $3.5 billion in short-term funds for King County. She began her investment career at the Student Loan Marketing Association (SALLIE MAE) in 1989. Lesley has 14 years of investment experience.

1

Cathleen Beauchamp, CFA - Portfolio Manager/Taxable Fixed Income Analyst

B.S. – Nutrition; Washington State University (1983), M.B.A. – Finance & Decision Sciences; Seattle University (1989) Chartered Financial Analyst designation received (1999) Cathleen co-manages the Safeco Money Market Fund and the Safeco RST Money Market Portfolio. She has been with Safeco for 13 years, joining the company’s Life Controllers department in 1990. In 1998, she joined Safeco Asset Management as a fixed-income analyst covering banks, finance, brokers, cable and media. She has 5 years of investment experience.

2

Performance Overview & Highlights

Safeco RST Money Market Portfolio

Average Annual Total Return for the periods ended December 31, 2003	1 Year	5 Year	10 Year
Safeco RST Money Market Portfolio	0.50%	3.23%	4.03%

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

Weighted Average Maturity	44 Days
7 Day Yield	0.28%

Portfolio of Investments

As of December 31, 2003

PRINCIPAL AMOUNT (000’s)			Value (000’s)
COMMERCIAL PAPER—25.2%

Diversified Banks—4.4%
$1,000		Dexia Delaware LLC 1.06%, due 1/27/04	$999

Investment Banking & Brokerage—2.6%
600		Merrill Lynch & Co., Inc. 1.04%, due 1/30/04	600

Other Diversified Financial Services—4.8%
1,100		General Electric Capital Corp. 1.09%, due 1/06/04	1,100

Regional Banks—4.8%
1,100		Toronto Dominion Holdings, Inc. 1.08%, due 1/27/04	1,099

Specialized Finance—4.3%
1,000		National Rural Utilities Cooperative Finance Corp. 1.08%, due 1/20/04	999

Thrifts & Mortgage Finance—4.3%
1,000		Countrywide Home Loans, Inc. 1.12%, due 1/20/04	999

TOTAL COMMERCIAL PAPER (cost $5,796)			5,796

CORPORATE BONDS—41.7%

Brewers—3.4%
$775		New Belgium Brewery Co. 1.40%, due 7/01/15 Put Date 1/02/04	$775

Diversified Banks—5.3%
675		Banc One Corp. 7.25%, due 8/15/04	700

500		Nationsbank Corp. 6.125%, due 7/15/04	513

General Merchandise Stores—1.3%
300		Racetrac Capital, LLC 1.12%, due 4/01/18 Put Date 1/07/04	300

Health Care Facilities—2.2%
500		ACTS Retirement-Life Communities, Inc. 1.17%, due 11/15/29 Put Date 1/02/04	500

Investment Banking & Brokerage—18.4%
1,000	#	Goldman Sachs Group, LP (144A) 1.40%, due 1/11/05 Put Date 1/15/04 (cost $1,000,000)	1,000

1,300		Lehman Brothers Holdings, Inc. 6.625%, due 4/01/04	1,317

SEE NOTES TO FINANCIAL STATEMENTS

3

Portfolio of Investments

Safeco RST Money Market Portfolio

As of December 31, 2003

PRINCIPAL AMOUNT (000’s)		Value (000’s)
$500	Merrill Lynch & Co., Inc. 5.55%, due 5/21/04	$508

1,400	Morgan Stanley Dean Witter Co. 5.625%, due 1/20/04	1,403

Real Estate Management & Development—2.6%
600	SF Tarns, LLC 1.24%, due 1/01/28 Put date 1/02/04	600

Specialized Finance—5.3%
1,200	International Lease Finance Corp. 5.25%, due 5/03/04	1,214

Thrifts & Mortgage Finance—3.2%
700	Abbey National, plc 8.20%, due 10/15/04	737
TOTAL CORPORATE BONDS (cost $9,567)		9,567

MUNICIPAL BONDS—24.4%

Hotels, Resorts & Cruise Lines—4.4%
1,000	Tenderfoot Seasonal Housing Facilities Revenue 1.19%, due 7/01/35 Put Date 1/02/04	1,000

Managed Health Care—10.9%
1,255	Maryland Health and Higher Education Facilities Authority Revenue (University of Maryland Medical System) 1.20%, due 7/01/29 Put Date 1/07/04	1,255

1,240	Maryland Health and Higher Education Facilities Authority Revenue 1.20%, due 1/01/28 Put Date 1/07/04	1,240

Toll Road—6.1%
1,400	New Jersey Turnpike Authority Revenue 1.15%, due 1/01/04	1,400

University Revenue—3.0%
$700	New York Dormitory Authority Revenue (City University Systems) 1.59%, due 1/01/04	$700
TOTAL MUNICIPAL BONDS (cost $5,595)		5,595

CASH EQUIVALENTS—7.9%

Investment Companies
1,137	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	1,137

668	American AAdvantage Money Market Select Fund	668
TOTAL CASH EQUIVALENTS (cost $1,805)		1,805

TOTAL INVESTMENTS (cost $22,763)—99.2%		22,763

Other Assets, less Liabilities		177
NET ASSETS		$22,940

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/03. These rates change periodically based on specified market rates or indices.

#                                         Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a “qualified institutional buyer” as permitted under Rule 144A of the Securities Act of 1933. The total cost and value of such securities is $1,000,000 or 4.4% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS

4

Statement of Assets and Liabilities

Safeco RST Money Market Portfolio

As of December 31, 2003

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$22,763
Investments, at Value	$22,763
Receivable For Trust Shares Sold	280
Dividends and Interest Receivable	140
Total Assets	23,183
Liabilities:
Payable for Trust Shares Redeemed	207
Dividends Payable	2
Investment Advisory Fees Payable	12
Other Accrued Expenses	22
Total Liabilities	243
Net Assets	$22,940

Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$22,940
Net Assets	$22,940
Trust Shares Outstanding	22,940
Net Asset Value Per Share	$1.00

SEE NOTES TO FINANCIAL STATEMENTS

5

Statement of Operations

Safeco RST Money Market Portfolio

For the Year Ended December 31, 2003

–(In Thousands)–
Investment Income
Interest	$380
Total Investment Income	380
Expenses
Investment Advisory	182
Legal and Auditing	24
Custodian	11
Reports to Shareholders	6
Trustees	8
Other	5
Total Expenses	236

Net Investment Income and Net Change in Net Assets Resulting from Operations	$144

SEE NOTES TO FINANCIAL STATEMENTS

6

Statements of Changes in Net Assets

Safeco RST Money Market Portfolio

–(In Thousands)–	2003*	2002*
Operations
Net Investment Income	$144	$464
Net Change in Net Assets Resulting from Operations	144	464

Distributions to Shareholders from:
Net Investment Income	(144)	(464)
Net Trust Share Transactions	(7,135)	(2,185)
Total Change in Net Assets	(7,135)	(2,185)
Net Assets at Beginning of Year	30,075	32,260
Net Assets at End of Year	$22,940	$30,075

Other Information
Increase (Decrease) in Trust Shares and Amounts

Shares:
Subscriptions	57,609	61,900
Reinvestments	144	465
Redemptions	(64,888)	(64,550)
Net Change	(7,135)	(2,185)

Amounts:
Subscriptions	$57,609	$61,900
Reinvestments	144	465
Redemptions	(64,888)	(64,550)
Net Change	$(7,135)	$(2,185)

*        For the year ended December 31.

SEE NOTES TO FINANCIAL STATEMENTS

7

Financial Highlights

Safeco RST Money Market Portfolio

(For a Share Outstanding Throughout the Period)

	For the Year Ended December 31
	2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income	– ^	0.02	0.04	0.05	0.04
Less Distributions
Dividends from Net Investment Income	– ^	(0.02)	(0.04)	(0.05)	(0.04)
Net Asset Value at End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.50%	1.53%	3.75%	5.82%	4.63%
Net Assets at End of Period (000’s)	$22,940	$30,075	$32,260	$27,234	$29,135
Ratios to Average Net Assets:
Gross Expenses	0.84%	0.79%	0.78%	0.84%	0.78%
Net Expenses	0.84%	0.53%+	0.78%	0.84%	0.78%
Net Investment Income	0.51%	1.52%	3.64%	5.70%	4.52%

+        Net of fee waiver by advisor (see Note 3 to Financial Statements).

^        Amounts are less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

8

Notes to Financial Statements

1.      GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Money Market Portfolio, the “Portfolio”. The financial statements of the other portfolios are presented separately.

On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life and Investments division of Safeco Corporation. Among other entities, this division includes Safeco Asset Management Company, Safeco Securities, Inc., and Safeco Services Corporation. Those three entities provide asset management, distribution and transfer agent services, respectively, to the Portfolio. As of January 30, 2004, no definitive agreement has been reached regarding this sale.

2.      SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation.  Securities in the portfolio are valued at amortized cost, which approximates market value. Short-term securities at par are valued at cost. Temporary investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s pricing time, but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions.  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

Dividend and Interest Income Recognition.  Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Expense Allocation.  Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders.  Dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes.  The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

9

Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.      INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees.  Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of 0.65%.

Notes Payable and Interest Expense.  The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2003, no such borrowings were outstanding. Interest rates on affiliated loans during the year ended December 31, 2003 ranged from 1.01% to 1.25%.

Line of Credit.  The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At December 31, 2003, no such borrowings were outstanding.

Affiliate Ownership.  At December 31, 2003, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Money Market Portfolio.

Board of Trustees.  The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement.  Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio (except for investment advisory fees) if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

Safeco Asset Management Company voluntarily waived a portion of the investment advisory fee for the Money Market Portfolio in 2002. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired on December 31, 2002. The total fee waived for the year ended December 31, 2002 was $78,476.

10

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the
Safeco Resource Series Trust – Money Market Portfolio

We have audited the accompanying statements of assets and liabilities, including the related portfolio of investments, of the Safeco Resource Series Trust – Money Market Portfolio as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Safeco Resource Series Trust – Money Market Portfolio as of December 31, 2003, and results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Seattle, Washington
January 30, 2004

11

Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex	Other Directorships Held by Trustees
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (48)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995- 1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22

Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non- profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice President and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22

Director of First Safeco National Life Insurance Co. of  New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*      Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (52)	Trustee and Chairman Sr. Vice President	Served since May 7, 2003 Served since November 8, 2001**	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*                 Trustees who are defined as “interested persons” under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund’s investment advisor, Safeco Asset Management Co.

**          Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

Kevin A. Rowell 4854 154th Place NE Redmond, WA 98052 (43)	President	Served Since September 16, 2002

President of Safeco Securities, Inc. and Safeco Services Corp., effective September 16, 2002. Managing Director of Global Relationships for Alliance Capital Management in New York, from 1998-2002. Prior to 1998, European Director for Corporate Development at Putnam Investments.

Ronald L. Spaulding Two Union Square 601 Union Street 25th Floor Seattle, WA 98101 (60)	Vice President	Served since August 3, 1995

Chairman of Safeco Asset Management Company; Treasurer and Chief Investment Officer of Safeco Corporation; Vice President of Safeco Insurance Companies; Director, Vice President and Treasurer of First Safeco Life Insurance Company of New York; former Senior Portfolio Manager of Safeco Insurance Companies and Portfolio Manager for Safeco Mutual Funds.

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (46)	Vice President, Treasurer, Secretary, and Controller	Served since August 7, 1997

Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Director of Compliance	Served since November 6, 2003

Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002

Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

Susan Tracey Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (54)	Assistant Secretary	Served since August 3, 2000

Tax Manager for Safeco Corporation. Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation She has been employed by Safeco Corporation since 1987.

Stephen D. Collier Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (51)	Assistant Secretary	Served since February 5, 1998

Director of Taxation and Vice President of Safeco Corporation; Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. He has been an executive officer of Safeco Corporation and subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information (“SAI”) includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Safeco Asset Management Company

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

Printed on Recycled Paper:
GMF4488 12/03	Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

Safeco Resource Series Trust Annual Report Multi-Cap Core Portfolio December 31, 2003

Report From the Portfolio Managers

Safeco RST Multi-Cap Core Portfolio

As of December 31, 2003

Bill Whitlow	Brian Clancy

How did the Portfolio perform?

The Safeco RST Multi-Cap Core Portfolio significantly outperformed the Russell 3000 benchmark for the year ending December 31, 2003. This strong performance also brought our results in ahead of our benchmark for the five-year period. The Portfolio lagged its benchmark for the ten-year period.

At the beginning of October, the Portfolio changed its name from Safeco RST Northwest Portfolio to Safeco RST Multi-Cap Core Portfolio. This change in name and in investment philosophy allows us to continue our efforts to improve the Portfolio’s risk reward trade-off by minimizing the risk of geographic concentration and by further diversifying our holdings. The name is also more descriptive of our investment approach: we invest in stocks of different sizes or market capitalizations with styles from value to growth—the average falling between the two, which is referred to as a core investing style.

What factors impacted the Portfolio’s performance?

The stock market’s strong 2003 performance was driven by improving economic conditions and the end of the major uncertainty caused by the war in Iraq. As typically happens in the early stages of an economic and market recovery, stocks most sensitive to changes in economic activity performed best. Because we anticipated an economic recovery, the Safeco RST Multi-Cap Core Portfolio entered the year with a larger portion of assets allocated to economically sensitive stocks, like materials, industrials and technology, than did the Russell 3000, and underweight in sectors that typically underperform in a recovery, like consumer staples and utilities. Further, small capitalization stocks tend to experience better performance in the early stages of a market advance, which they did in 2003. The Portfolio began the year with a much greater portion of assets in small-cap stocks than its benchmark.

What changes did you make to the Portfolio and why?

In 2003, we added 17 new stocks, 11 of which are economically sensitive. We also continued our strategy to further diversify and improve the quality of our holdings. Our best performers last year were all cyclical in nature. The top five were Primus Knowledge Solutions, Schnitzer Steel Industries, Tektronix, Captaris, and PACCAR. Eliminating the distortion of Primus’ 1,300% price increase, the average increase of the other four winners was 159%. Our bottom five performers decreased an average of 11.6%, with the worst minus 19%. The imbalance between the results of the best and worst stocks is testimony to the strength of the market in general and to our success in improving the quality of the Portfolio. We believe the Portfolio is well positioned to continue benefiting from an improving market, while carrying a lower risk profile in case market conditions deteriorate.

1

Bill Whitlow, CFA - Portfolio Manager/Equity Analyst

B.A. – Chemistry, University of Colorado (1967); M.B.A. – Finance, University of California, Berkeley (1974); Chartered Financial Analyst designation received (1980). Bill began his investment career at Safeco Asset Management as an equity analyst in 1976. Bill left Safeco in 1980 and worked as an analyst and as a director of research in the brokerage industry. Bill returned to Safeco Asset Management in 1997, and is currently co-manager of the Safeco Multi-Cap Core Fund, the Safeco RST Multi-Cap Core Portfolio, the Safeco Growth Opportunities Fund and the Safeco RST Growth Opportunities Portfolio, as well as an analyst covering biotech and software (database and storage management). He has a total of 27 years of investment experience.

Brian Clancy, CFA - Portfolio Manager/Equity Analyst

B.S. – Mathematics, United States Naval Academy (1988); M.B.A. – University of Washington (1997); Chartered Financial Analyst designation received (1999). Brian joined Safeco Asset Management in 1996 as an equity analyst, and still covers beverages, semi-conductors and semi-conductor capital equipment. Brian is also co-manager of the Safeco Multi-Cap Core Fund and the Safeco RST Multi-Cap Core Portfolio, and manages portfolios for Safeco Trust Company. Prior to joining the firm, Brian served in the Navy for 7 years. He has 7 years of investment experience.

2

Performance Overview & Highlights

Safeco RST Multi-Cap Core Portfolio

Average Annual Total Return for the periods ended December 31, 2003	1 Year	5 Year	10 Year
Safeco RST Multi-Cap Core Portfolio	45.46%	5.37%	8.17%
Russell 3000 Index	31.04%	0.36%	10.77%
S&P 500 Index	28.67%	(0.57)%	11.06%

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

TOP FIVE INDUSTRIES	Percent of Net Assets
Diversified Banks	8.0%
Pharmaceuticals	6.6
Semiconductors	4.5
Electronic Equipment Manufacturers	4.4
Biotechnology	4.0

TOP TEN COMMON STOCK HOLDINGS	Percent of Net Assets
Tektronix, Inc. (Electronic Equipment Manufacturers)	3.4%
Starbucks Corp. (Restaurants)	3.0
Bank of America Corp. (Diversified Banks)	2.8
Pfizer, Inc. (Pharmaceuticals)	2.8
StanCorp Financial Group, Inc. (Life & Health Insurance)	2.7
U.S. Bancorp (Diversified Banks)	2.7
Wells Fargo & Co. (Diversified Banks)	2.6
Wyeth (Pharmaceuticals)	2.4
Intel Corp. (Semiconductors)	2.4
Kroger Co. (Food Retail)	2.3

WEIGHTINGS AS A PERCENT

OF NET ASSETS

3

Portfolio of Investments

Safeco RST Multi-Cap Core Portfolio

As of December 31, 2003

SHARES OR PRINCIPAL AMOUNT			Value (000’s)
COMMON STOCKS—99.8%

Aerospace & Defense—1.2%
6,200		Northrop Grumman Corp.	$593

Air Freight & Logistics—2.3%
30,900		Expeditors International of Washington, Inc.	1,164

Airlines—1.9%
34,800	*	Alaska Air Group, Inc.	950

Application Software—2.9%
131,800	*	Captaris, Inc.	741
14,600	*	Intuit, Inc.	772

Automobile Manufacturers—2.2%
47,300	*	Monaco Coach Corp.	1,126

Biotechnology—4.0%
12,400	*	Amgen, Inc.	766
61,000	*	AVI BioPharma, Inc.	248
56,500	*	Corixa Corp.	341
30,000	*	Dendreon Corp.	242
11,100	*	Icos Corp.	458

Broadcasting & Cable TV—1.0%
11,900		Viacom, Inc. (Class B)	528

Catalog Retail—2.0%
93,750	*	Coldwater Creek, Inc.	1,031

Communication Equipment—1.9%
38,700	*	F5 Networks, Inc.	971

Construction & Farm Machinery & Heavy Trucks—2.0%
12,000		PACCAR, Inc.	1,021

Consumer Finance—1.5%
30,100		MBNA Corp.	748

Department Stores—1.8%
27,500		Nordstrom, Inc.	943

Diversified Banks—8.0%
17,600		Bank of America Corp.	1,416
46,100		U.S. Bancorp	1,373
22,705		Wells Fargo & Co.	1,337

Diversified Chemicals—0.9%
34,600		Penford Corp.	$475

Diversified Commercial Services—1.2%
27,200	*	FTI Consulting, Inc.	636

Electronic Equipment Manufacturers—4.4%
24,500	*	FEI Co.	551
54,500	*	Tektronix, Inc.	1,722

Environmental Services—1.1%
21,000		Republic Services, Inc.	538

Food Retail—3.0%
64,800	*	Kroger Co.	1,199
15,100	*	Safeway, Inc.	331

Health Care Equipment—1.8%
42,900	*	SonoSite, Inc.	920

Health Care Services—1.0%
21,000		IMS Health, Inc.	522

Home Furnishings—1.4%
32,000		Leggett & Platt, Inc.	692

Hotels, Resorts & Cruise Lines—2.9%
47,500	*	Ambassadors Group, Inc.	1,116
30,000	*	Ambassadors International, Inc.	375

Hypermarkets & Super Centers—2.0%
27,300	*	Costco Wholesale Corp.	1,015

Industrial Machinery—1.2%
22,000	*	Terex Corp.	627

Integrated Oil & Gas—1.8%
19,000		BP, plc (ADR)	938

Integrated Telecommunications Services—3.4%
19,700		CenturyTel, Inc.	643
21,500		SBC Communications, Inc.	561
15,300		Verizon Communications	537

Internet Software & Services—3.2%
188,800	*	Primus Knowledge Solutions, Inc.	1,188
79,500	*	RealNetworks, Inc.	454

Life & Health Insurance—2.7%
22,200		StanCorp Financial Group, Inc.	1,396

SEE NOTES TO FINANCIAL STATEMENTS

4

SHARES OR PRINCIPAL AMOUNT			Value (000’s)
Metal & Glass Containers—1.1%
9,600		Ball Corp.	$572

Multi-Utilities & Unregulated Power—1.7%
47,700		Avista Corp.	864

Oil & Gas Drilling—1.0%
20,800		Transocean Sedco Forex, Inc.	499

Oil & Gas Exploration & Production—2.7%
15,300		Anadarko Petroleum Corp.	780
7,200		Apache Corp.	584

Personal Products—1.5%
19,700		Estee Lauder Cos., Inc. (Class A)	773

Pharmaceuticals—6.6%
43,000	*	Penwest Pharmaceuticals Co.	743
40,000		Pfizer, Inc.	1,413
29,400		Wyeth	1,248

Regional Banks—4.0%
53,350		Washington Banking Co.	868
55,400		West Coast Bancorp, Inc.	1,182

Restaurants—3.0%
46,800	*	Starbucks Corp.	1,547

Semiconductors—4.5%
38,300		Intel Corp.	1,233
37,300	*	Micron Technology, Inc.	502
83,000	*	TriQuint Semiconductor, Inc.	587

Soft Drinks—2.0%
21,800		PepsiCo, Inc.	1,016

Steel—1.3%
11,100		Schnitzer Steel Industries, Inc.	672

Systems Software—2.6%
38,800		Microsoft Corp.	1,069
19,820	*	NetIQ Corp.	263

Thrifts & Mortgage Finance—1.7%
22,300		Washington Mutual, Inc.	895

Trading Companies & Distributors—1.4%
15,300		W.W. Grainger, Inc.	725

TOTAL COMMON STOCKS (cost $42,689)			51,240

CASH EQUIVALENTS—6.2%

Investment Companies
509,643		AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	$510
2,682,840		State Street Navigator Securities Lending Prime Portfolio **	2,683

TOTAL CASH EQUIVALENTS (cost $3,193)			3,193

TOTAL INVESTMENTS (cost $45,882)—106.0%			54,433

Other Assets, less Liabilities			(3,065)

NET ASSETS			$51,368

*	Non-income producing security.
**	Represents invested collateral received related to $2,574,507 in securities on loan under securities lending agreements. See Securities Lending Income in Note 2 to the financial statements.

SEE NOTES TO FINANCIAL STATEMENTS

5

Statement of Assets and Liabilities

Safeco RST Multi-Cap Core Portfolio

As of December 31, 2003

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$45,882
Investments, at Value	$54,433
Receivable for Trust Shares Sold	97
Dividends and Interest Receivable	38
Total Assets	54,568
Liabilities:
Payable for Trust Shares Redeemed	459
Payable Upon Return of Securities Loaned	2,683
Investment Advisory Fees Payable	32
Other Accrued Expenses	26
Total Liabilities	3,200
Net Assets	$51,368

Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$56,940
Net Unrealized Appreciation on Investments	8,551
Accumulated Realized Loss	(14,123)
Net Assets	$51,368
Trust Shares Outstanding	2,747
Net Asset Value Per Share	$18.70

SEE NOTES TO FINANCIAL STATEMENTS

6

Statement of Operations

Safeco RST Multi-Cap Core Portfolio

For the Year Ended December 31, 2003

–(In Thousands)–
Investment Income
Dividends	$490
Interest	10
Securities Lending and Other Income	15
Total Investment Income	515

Expenses
Investment Advisory	319
Legal and Auditing	24
Custodian	10
Reports to Shareholders	10
Trustees	8
Other	8
Total Expenses	379
Net Investment Income	136

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss	(2,594)
Net Change in Unrealized Appreciation	18,773
Net Gain on Investments	16,179

Net Change in Net Assets Resulting from Operations	$16,315

SEE NOTES TO FINANCIAL STATEMENTS

7

Statements of Changes in Net Assets

Safeco RST Multi-Cap Core Portfolio

–(In Thousands)–	2003*	2002*
Operations

Net Investment Income	$136	$58
Net Realized Loss on Investments	(2,594)	(10,368)
Net Change in Unrealized Appreciation (Depreciation)	18,773	(3,351)
Net Change in Net Assets Resulting from Operations	16,315	(13,661)

Distributions to Shareholders From:

Net Investment Income	(136)	(58)
Net Trust Share Transactions	(2,870)	(7,636)
Total Change in Net Assets	13,309	(21,355)
Net Assets at Beginning of Year	38,059	59,414
Net Assets at End of Year	$51,368	$38,059

Other Information
Increase (Decrease) in Trust Shares and Amounts

Shares:

Subscriptions	515	581
Reinvestments	7	4
Redemptions	(728)	(1,129)
Net Change	(206)	(544)

Amounts:

Subscriptions	$8,050	$8,728
Reinvestments	136	58
Redemptions	(11,056)	(16,422)
Net Change	$(2,870)	$(7,636)

*     For the year ended December 31.

SEE NOTES TO FINANCIAL STATEMENTS

8

Financial Highlights

Safeco RST Multi-Cap Core Portfolio

(For a Share Outstanding Throughout the Period)

	For the Year Ended December 31
	2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$12.89	$16.99	$19.04	$22.68	$15.64
Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.05	0.02	0.02	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	5.81	(4.10)	(2.05)	(3.37)	8.56
Total From Investment Operations	5.86	(4.08)	(2.03)	(3.39)	8.54
Less Distributions
Dividends from Net Investment Income	(0.05)	(0.02)	(0.02)	—	—
Distributions from Realized Gains	—	—	—	(0.25)	(1.50)
Total Distributions	(0.05)	(0.02)	(0.02)	(0.25)	(1.50)
Net Asset Value at End of Period	$18.70	$12.89	$16.99	$19.04	$22.68
Total Return	45.46%	(24.02)%	(10.64)%	(14.93)%	54.62%
Net Assets at End of Period (000’s)	$51,368	$38,059	$59,414	$76,763	$47,924
Ratios to Average Net Assets
Expenses	0.88%	0.84%	0.81%	0.81%	0.84%
Net Investment Income (Loss)	0.31%	0.12%	0.13%	(0.12)%	(0.24)%
Portfolio Turnover Rate	27%	12%	48%	34%	37%

SEE NOTES TO FINANCIAL STATEMENTS

9

Notes to Financial Statements

1.       GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Multi-Cap Core Portfolio (formerly the Northwest Portfolio), the “Portfolio”. The financial statements of the other portfolios are presented separately.

On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life and Investments division of Safeco Corporation. Among other entities, this division includes Safeco Asset Management Company, Safeco Securities, Inc., and Safeco Services Corporation. Those three entities provide asset management, distribution and transfer agent services, respectively, to the Portfolio. As of January 30, 2004, no definitive agreement has been reached regarding this sale.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities primarily traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s pricing time, but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the year ended December 31, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $11,303,000 and $13,966,000, respectively.

Dividend and Interest Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon

10

termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders. Distributions to shareholders from net investment income and gains realized from security transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.       COMPONENTS OF DISTRIBUTABLE EARNINGS

Components of distributable earnings on a tax basis at December 31, 2003, were as follows
(in thousands):

Multi-Cap Core
Federal Tax Cost on Investments	$45,908
Gross Unrealized Appreciation on Investments	12,912
Gross Unrealized Depreciation on Investments	(4,387)
Net Unrealized Appreciation on Investments	8,525
Capital Loss Carryforward*	(13,394)
Deferred Loss **	(703)
Distributable Earnings	$(5,572)

*                 At December 31, 2003, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

	2009	2010	2011	Total
Multi-Cap Core Portfolio	$1,027	$9,838	$2,529	$13,394

**          From November 1, 2003 through December 31, 2003, the Portfolio incurred net realized capital losses.  As permitted by tax regulations, the Portfolio has elected to defer those losses and treat them as arising on January 1, 2004.

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales.

11

4.       INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Multi-Cap Core Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%.

Notes Payable and Interest Expense. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2003, no such borrowings were outstanding. Interest rates on affiliated loans during the year ended December 31, 2003 ranged from 1.01% to 1.25%.

Line of Credit. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At December 31, 2003, no such borrowings were outstanding.

Affiliate Ownership. At December 31, 2003, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Multi-Cap Core Portfolio.

Board of Trustees. The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio except for investment advisory fees if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

12

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the

Safeco Resource Series Trust – Multi-Cap Core Portfolio

(formerly the Safeco Northwest Portfolio)

We have audited the accompanying statement of assets and liabilities, including the related portfolio of investments, of the Safeco Resource Series Trust – Multi-Cap Core Portfolio (formerly the Safeco Northwest Portfolio) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Safeco Resource Series Trust – Multi-Cap Core Portfolio as of December 31, 2003, and results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Seattle, Washington
January 30, 2004

13

Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (48)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22

Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non- profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice President and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22

Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (52)	Trustee and Chairman Sr. Vice President	Served since May 7, 2003 Served since November 8, 2001**	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

* Trustees who are defined as “interested persons” under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund’s investment advisor, Safeco Asset Management Co.

** Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

Kevin A. Rowell 4854 154th Place NE Redmond, WA 98052 (43)	President	Served Since September 16, 2002

President of Safeco Securities, Inc. and Safeco Services Corp., effective September 16, 2002. Managing Director of Global Relationships for Alliance Capital Management in New York, from 1998-2002. Prior to 1998, European Director for Corporate Development at Putnam Investments.

Ronald L. Spaulding Two Union Square 601 Union Street 25th Floor Seattle, WA 98101 (60)	Vice President	Served since August 3, 1995

Chairman of Safeco Asset Management Company; Treasurer and Chief Investment Officer of Safeco Corporation; Vice President of Safeco Insurance Companies; Director, Vice President and Treasurer of First Safeco Life Insurance Company of New York; former Senior Portfolio Manager of Safeco Insurance Companies and Portfolio Manager for Safeco Mutual Funds.

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (46)	Vice President, Treasurer, Secretary, and Controller	Served since August 7, 1997

Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Director of Compliance	Served since November 6, 2003

Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002

Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

Susan Tracey Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (54)	Assistant Secretary	Served since August 3, 2000

Tax Manager for Safeco Corporation. Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. She has been employed by Safeco Corporation since 1987.

Stephen D. Collier Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (51)	Assistant Secretary	Served since February 5, 1998

Director of Taxation and Vice President of Safeco Corporation; Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. He has been an executive officer of Safeco Corporation and subsidiaries since 1991.

* Annual Appointment

The Statement of Additional Information (“SAI”) includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711.

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Safeco Asset Management Company

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

Printed on Recycled Paper:
GMF4486 12/03	Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

Safeco Resource Series Trust

Annual Report

Small-Cap Value Portfolio

December 31, 2003

Report From the Portfolio Manager

Safeco RST Small-Cap Value Portfolio

As of December 31, 2003

Greg Eisen

How did the Portfolio perform?

The Safeco RST Small-Cap Value Portfolio underperformed its benchmark, the Russell 2000 Value Index, for the year ending December 31, 2003.

This has been a volatile year in terms of the whole small-cap market, and we’re pleased that the Portfolio could deliver a competitive return under such circumstances. Who would have thought back in March 2003, when the market was at a bottom, that the year would end so strongly?

What factors impacted the Portfolio’s performance?

This year we finally got some convincing economic data that the overall economy is back on the growth path. This data, combined with record low interest rates, was the key factor this year to affect the market. Conventional wisdom holds that in such “early cycle” times small-cap stocks outperform large-cap stocks, and that pattern held true this year.

A peek inside the small-cap market suggests another pattern this year: “low-quality leadership.” For example, in the Russell 2000 Value Index, stocks of companies that were not profitable performed far better than low P/E stocks and even better than high P/E stocks. Stocks of companies that started the year priced at less than $5 per share were up far more than any other price category. Also, the smallest market capitalization stocks, defined as under $250 million market capitalization, did best compared to any other size group in that Index. In contrast, the Portfolio owns stocks across the small-cap size spectrum and the weighted average tends towards the middle of the small-cap size range. The Portfolio has less of its assets invested in companies that are not currently profitable than the Index. We also didn’t have much exposure to under $5 price stocks.

In the fourth quarter of 2003 we saw signs of this low-quality leadership losing its momentum. If so, that would be a welcome turn of events, as we desire to continue to invest in relatively better quality companies, priced at the low end of their respective valuation ranges.

What changes did you make to the Portfolio and why?

We purchased new stocks in 2003 that we believed would be beneficiaries of the resumption of economic growth and corporate capital spending. We also found opportunities to buy into some good businesses that were temporarily out of favor. Examples of the former would be Benchmark Electronics, a contract manufacturer, and Lattice Semiconductor, a designer and developer of programmable logic devices. Examples of the latter would be Foot Locker, the athletic shoe retailer; Ameristar Casinos, a riverboat casino operating in the center of the country; and IDACORP, the parent of Idaho Power, an electric utility very dependent on hydro power, which has suffered through four years of drought and thus higher power costs.

1

We exited positions that seemed to have run their course, or whose fundamentals took an unanticipated turn for the worse. Examples of the former include Camco Financial, a savings and loan in Ohio that had run up to its sell target; and INAMED Corp, a medical device manufacturer that became a very hot stock in 2003 and reached a level determined to be “priced to perfection.” Examples of the latter include The Wet Seal, a retailer that experienced management turnover and repeated delays in turning around their operating results; and Constar, a plastic packaging supplier.

This was a great year for small-cap stocks, and we had a number of big winners. The biggest winner was an obscure stock called Schnitzer Steel. They are the largest U.S. exporter of scrap steel. Demand is up strongly for their product in China, and volumes and profit margins are up considerably. Other big winners this year include Ameristar Casinos; Insight Enterprises, a reseller of computer products; Foot Locker, the shoe store chain; Cash America, the nation’s biggest pawn shop chain; Plantronics, a maker of communications headsets; and AmeriCredit, a provider of automobile lending to the “sub-prime” market niche.

I continue to believe that stocks with traditional “value” characteristics in terms of their overall valuation and free cash flow generation are a successful strategy to own for the long term. I am a believer in owning stocks that are priced cheaper than the overall market, with sustainable businesses and cash flows. I think the Portfolio is currently positioned this way.

Greg Eisen, CFA - Portfolio Manager/Equity Analyst

B.A. – Business Administration; Rutgers University (1978); Chartered Financial Analyst designation received (1995); Greg began his career with Safeco in 1986 as a surety financial analyst. In 1992, Greg joined Safeco Asset Management as an equity analyst. He has managed the Safeco Small-Cap Value Fund since its inception in 1996, and the Safeco RST Small-Cap Value Portfolio since its inception in 1997. In addition, he follows the REIT and transportation industries. Greg has 11 years of investment experience.

2

Performance Overview & Highlights

Safeco RST Small-Cap Value Portfolio

Average Annual Total Return for the periods ended December 31, 2003	1 Year	5 Year	Since Inception*

Safeco RST Small-Cap Value Portfolio	42.78%	12.35%	9.57%
Russell 2000 Value Index	46.03%	12.28%	12.35%

*  Graph and average annual return comparison begins April 30, 1997, inception date of the Portfolio.

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

TOP FIVE INDUSTRIES	Percent of Net Assets
Regional Banks	8.6%
Specialty Stores	6.0
Property & Casualty Insurance	4.9
Consumer Finance	4.8
Real Estate Investment Trust	4.6

TOP TEN COMMON STOCK HOLDINGS	Percent of Net Assets
World Fuel Services Corp. (Integrated Oil & Gas)	2.9%
Foot Locker, Inc. (Specialty Stores)	2.9
Cash America International, Inc. (Consumer Finance)	2.8
Precision Castparts Corp. (Diversified Metals & Mining)	2.7
Insight Enterprises, Inc. (Catalog Retail)	2.5
CPB, Inc. (Regional Banks)	2.5
Schnitzer Steel Industries, Inc. (Steel)	2.4
Beazer Homes USA, Inc. (Homebuilding)	2.4
Pacific Crest Capital, Inc. (Regional Banks)	2.4
Furniture Brands International, Inc. (Home Furnishings)	2.2

WEIGHTINGS AS A PERCENT

OF NET ASSETS

3

Portfolio of Investments

Safeco RST Small-Cap Value Portfolio

As of December 31, 2003

SHARES OR PRINCIPAL AMOUNT			Value (000’s)
COMMON STOCKS—95.4%

Aerospace & Defense—1.8%
23,200	*	United Defense Industries, Inc.	$740

Casinos & Gaming—2.0%
33,200	*	Ameristar Casinos, Inc.	812

Catalog Retail—2.5%
54,100	*	Insight Enterprises, Inc.	1,017

Commercial Printing—1.9%
25,300	*	Valassis Communications, Inc.	743

Communication Equipment—3.0%
15,800		Black Box Corp.	728
15,000	*	Plantronics, Inc.	490

Computer Storage & Peripherals—1.9%
21,800	*	Imation Corp.	766

Construction & Engineering—1.8%
28,600		URS Corp.	715

Construction Materials—0.9%
6,550		Florida Rock Industries, Inc.	359

Consumer Finance—4.8%
51,200	*	AmeriCredit Corp.	816
53,800		Cash America International, Inc.	1,140

Diversified Metals & Mining—2.7%
23,600		Precision Castparts Corp.	1,072

Electric Utilities—1.6%
21,600		IDACORP, Inc.	646

Electronic Equipment Manufacturers—3.0%
25,600	*	Benchmark Electronics, Inc.	891
38,300	*	Optimal Robotics Corp. (Class A)	306

Environmental Services—1.4%
14,000		Landauer, Inc.	571

Gas Utilities—1.2%
30,800		NUI Corp.	497

Health Care Equipment—2.2%
48,100	*	Osteotech, Inc.	423
22,200	*	SonoSite, Inc.	476

Health Care Services—1.6%
26,800	*	National Dentex Corp.	$643

Home Furnishings—2.2%
30,800		Furniture Brands International, Inc.	903

Home Improvement Retail—1.2%
31,200		Building Materials Holding Corp.	485

Homebuilding—2.4%
9,900	*	Beazer Homes USA, Inc.	967

Integrated Oil & Gas—2.9%
34,700		World Fuel Services Corp.	1,178

Investment Banking & Brokerage—1.8%
40,600		SWS Group, Inc.	723

Life & Health Insurance—2.1%
13,700		StanCorp Financial Group, Inc.	861

Marine—1.4%
37,400		Nordic American Tanker Shipping, Ltd.	563

Metal & Glass Containers—0.8%
27,900	*	Owens-Illinois, Inc.	332

Oil & Gas Equipment & Services—3.7%
78,500	*	Key Energy Services, Inc.	809
41,700	*	Lone Star Technologies, Inc.	666

Packaged Foods & Meats—3.3%
13,500		Lancaster Colony Corp.	610
35,500		Sensient Technologies Corp.	702

Property & Casualty Insurance—4.9%
17,600		First American Corp.	524
39,900	*	Ohio Casualty Corp.	693
19,800		RLI Corp.	742

Real Estate Investment Trust—4.6%
15,400		Alexandria Real Estate Equities, Inc.	892
12,000		Camden Property Trust	532
36,400		Hanover Capital Mortgage Holdings, Inc.	449

Regional Banks—8.6%
33,200		CPB, Inc.	997
28,700		Greater Bay Bancorp	817

SEE NOTES TO FINANCIAL STATEMENTS

4

SHARES OR PRINCIPAL AMOUNT			Value (000’s)
22,810		Hanmi Financial Corp.	$451
37,100		Pacific Crest Capital, Inc.	959
6,109		Southern Financial Bancorp, Inc.	263

Restaurants—0.8%
14,000	*	Jack in the Box, Inc.	299

Semiconductors—2.0%
83,800	*	Lattice Semiconductor Corp.	811

Specialty Stores—6.0%
49,400		Foot Locker, Inc.	1,158
45,600	*	Hollywood Entertainment Corp.	627
16,500		Regis Corp.	652

Steel—3.0%
18,000		NN, Inc.	227
16,200		Schnitzer Steel Industries, Inc.	980

Technology Distributors—1.5%
23,700	*	Anixter International, Inc.	613

Thrifts & Mortgage Finance—2.9%
21,900	*	BankUnited Financial Corp. (Class A)	565
16,640		PFF Bancorp, Inc.	604

Tobacco—1.3%
12,000		Universal Corp.	530

Trucking—3.7%
12,500		Arkansas Best Corp.	392
19,900	*	Landstar System, Inc.	757
800	*	Overnite Corp.	18
16,100	*	P.A.M. Transportation Services, Inc.	343
TOTAL COMMON STOCKS (cost $27,551)			38,545

PREFERRED STOCKS—0.9%

Electric Utilities—0.9%
1,530		Cincinnati Gas & Electric Co. 4.00% Callable 1/20/04 @ $108.00	121
1,900		Connecticut Light & Power Co. Co. $2.00 Callable 1/20/04 @ $54.00	61
1,300		Connecticut Light & Power Co. $2.06 Callable 1/20/04 @ $51.00	43
200		Dayton Power & Light, Inc. 3.75% Callable 1/20/04 @ $102.50	$11
1,700		Great Plains Energy, Inc. Inc. 4.35% Callable 1/20/04 @ $101.00	125
TOTAL PREFERRED STOCKS (cost $353)			361

CASH EQUIVALENTS—16.5%

Investment Companies
1,736,169		AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	1,736

4,935,961		State Street Navigator Securities Lending Prime Portfolio **	4,936
TOTAL CASH EQUIVALENTS (cost $6,672)			6,672

TOTAL INVESTMENTS
(cost $34,576)—112.8%			45,578

Other Assets, less Liabilities			(5,173)
NET ASSETS			$40,405

*       Non-income producing security.

**          Represents invested collateral received related to $4,754,229 in securities on loan under securities lending agreements. See Securities Lending Income in Note 2 to the financial statements.

SEE NOTES TO FINANCIAL STATEMENTS

5

Statement of Assets and Liabilities

Safeco RST Small-Cap Value Portfolio

As of December 31, 2003

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$34,576

Investments, at Value	$45,578
Receivable for Investment Securities Sold	2
Receivable for Trust Shares Sold	16
Dividends and Interest Receivable	58
Total Assets	45,654
Liabilities:
Payable for Investment Securities Purchased	99
Payable for Trust Shares Redeemed	159
Payable Upon Return of Securities Loaned	4,936
Investment Advisory Fees Payable	28
Other Accrued Expenses	27
Total Liabilities	5,249
Net Assets	$40,405

Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$29,686
Net Unrealized Appreciation on Investments	11,002
Accumulated Realized Loss	(283)
Net Assets	$40,405
Trust Shares Outstanding	2,377
Net Asset Value Per Share	$17.00

SEE NOTES TO FINANCIAL STATEMENTS

6

Statement of Operations

Safeco RST Small-Cap Value Portfolio

For the Year Ended December 31, 2003

–(In Thousands)–
Investment Income
Dividends	$510
Interest	14
Securities Lending and Other Income	6
Total Investment Income	530

Expenses
Investment Advisory	256
Legal and Auditing	23
Custodian	11
Reports to Shareholders	11
Trustees	8
Other	7
Total Expenses	316

Net Investment Income	214

Net Realized and Unrealized Gain on Investments
Net Realized Gain	972
Net Change in Unrealized Appreciation	10,096
Net Gain on Investments	11,068

Net Change in Net Assets Resulting from Operations	$11,282

SEE NOTES TO FINANCIAL STATEMENTS

7

Statements of Changes in Net Assets

Safeco RST Small-Cap Value Portfolio

–(In Thousands)–	2003*	2002*
Operations
Net Investment Income	$214	$133
Net Realized Gain (Loss) on Investments	972	(217)
Net Change in Unrealized Appreciation (Depreciation)	10,096	(1,370)
Net Change in Net Assets Resulting from Operations	11,282	(1,454)

Distributions to Shareholders From:
Net Investment Income	(214)	(133)
Net Realized Gain on Investments	(600)	—
Total	(814)	(133)

Net Trust Share Transactions	5,274	4,652
Total Change in Net Assets	15,742	3,065
Net Assets at Beginning of Year	24,663	21,598
Net Assets at End of Year	$40,405	$24,663

Other Information
Increase (Decrease) in Trust Shares and Amounts

Shares:

Subscriptions	883	1,035
Reinvestments	49	11
Redemptions	(583)	(704)
Net Change	349	342

Amounts:

Subscriptions	$12,609	$13,273
Reinvestments	814	133
Redemptions	(8,149)	(8,754)
Net Change	$5,274	$4,652

*             For the year ended December 31.

SEE NOTES TO FINANCIAL STATEMENTS

8

Financial Highlights

Safeco RST Small-Cap Value Portfolio

(For a Share Outstanding Throughout the Period)

	For the Year Ended December 31
	2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$12.16	$12.81	$10.68	$11.39	$9.87
Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.09	0.07	0.13	0.02	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	5.10	(0.65)	2.13	(0.71)	1.53
Total From Investment Operations	5.19	(0.58)	2.26	(0.69)	1.52
Less Distributions
Dividends from Net Investment Income	(0.09)	(0.07)	(0.13)	(0.02)	—
Distributions from Realized Gains	(0.26)	—	—	—	—
Total Distributions	(0.35)	(0.07)	(0.13)	(0.02)	—
Net Asset Value at End of Period	$17.00	$12.16	$12.81	$10.68	$11.39
Total Return	42.78%	(4.56)%	21.15%+	(6.02)%+	15.40%+
Net Assets at End of Period (000’s)	$40,405	$24,663	$21,598	$14,199	$14,054
Ratios to Average Net Assets:
Gross Expenses	1.05%	1.03%	1.09%	1.04%	1.22%
Net Expenses	1.05%	1.03%	0.96%	0.95%	0.95%
Net Investment Income (Loss)	0.71%	0.54%	1.26%	0.22%	(0.14)%
Portfolio Turnover Rate	50%	56%	97%	116%	128%

+             The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 to Financial Statements).

SEE NOTES TO FINANCIAL STATEMENTS

9

Notes to Financial Statements

1.     GENERAL

Safeco Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Small-Cap Value Portfolio (formerly the Small Company Value Portfolio), the “Portfolio”. The financial statements of the other portfolios are presented separately.

On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life and Investments division of Safeco Corporation. Among other entities, this division includes Safeco Asset Management Company, Safeco Securities, Inc., and Safeco Services Corporation. Those three entities provide asset management, distribution and transfer agent services, respectively, to the Portfolio. As of January 30, 2004, no definitive agreement has been reached regarding this sale.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation.  Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities primarily traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s pricing time, but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions.  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the year ended December 31, 2003, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $18,239,000 and $14,437,000, respectively.

Dividend and Interest Income Recognition.  Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income.  The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash

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collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation.  Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders.  Distributions to shareholders from net investment income and gains realized from security transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes.  The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.     COMPONENTS OF DISTRIBUTABLE EARNINGS

Components of distributable earnings on a tax basis at December 31, 2003, were as follows
(in thousands):

Small-Cap Value
Federal Tax Cost on Investments	$34,671
Gross Unrealized Appreciation on Investments	$11,606
Gross Unrealized Depreciation on Investments	(699)
Net Unrealized Appreciation on Investments	10,907
Deferred Loss*	(188)
Distributable Earnings	$10,719

*                      From November 1, 2003 through December 31, 2003, the Portfolio incurred net realized capital losses. As permitted by tax regulations, the Portfolio has elected to defer those losses and treat them as arising on January 1, 2004.

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales.

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4.     INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees.  Safeco Asset Management Company receives investment advisory fees from the Portfolio. For the Small-Cap Value Portfolio, the fee is based on average daily net assets at an annual rate of 0.85%.

Notes Payable and Interest Expense.  The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2003, no such borrowings were outstanding. Interest rates on affiliated loans during the year ended December 31, 2003 ranged from 1.01% to 1.25%.

Line of Credit.  The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At December 31, 2003, no such borrowings were outstanding.

Affiliate Ownership.  At December 31, 2003, Safeco Life Insurance Company owned 2,244,691 shares (94%) of the RST Small-Cap Value Portfolio.

Board of Trustees.  The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement.  For the Small-Cap Value Portfolio, if net assets are below $20 million, Safeco Asset Management pays all expenses in excess of 0.10% of the Portfolio’s net assets other than investment advisory fees. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

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Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the

Safeco Resource Series Trust – Small-Cap Value Portfolio

(formerly the Safeco Small Company Value Portfolio)

We have audited the accompanying statement of assets and liabilities, including the related portfolio of investments, of the Safeco Resource Series Trust – Small-Cap Value Portfolio (formerly the Safeco Small Company Value Portfolio) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Safeco Resource Series Trust – Small-Cap Value Portfolio as of December 31, 2003, and results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Seattle, Washington

January 30, 2004

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Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (48)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22

Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County.  Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice President and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22

Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (52)	Trustee and Chairman Sr. Vice President	Served since May 7, 2003 Served since November 8, 2001**	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

* Trustees who are defined as “interested persons” under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund’s investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

Kevin A. Rowell 4854 154th Place NE Redmond, WA 98052 (43)	President	Served Since September 16, 2002

President of Safeco Securities, Inc. and Safeco Services Corp., effective September 16, 2002. Managing Director of Global Relationships for Alliance Capital Management in New York, from 1998-2002. Prior to 1998, European Director for Corporate Development at Putnam Investments.

Ronald L. Spaulding Two Union Square 601 Union Street 25th Floor Seattle, WA 98101 (60)	Vice President	Served since August 3, 1995

Chairman of Safeco Asset Management Company; Treasurer and Chief Investment Officer of Safeco Corporation; Vice President of Safeco Insurance Companies; Director, Vice President and Treasurer of First Safeco Life Insurance Company of New York; former Senior Portfolio Manager of Safeco Insurance Companies and Portfolio Manager for Safeco Mutual Funds.

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (46)	Vice President, Treasurer, Secretary, and Controller	Served since August 7, 1997

Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Director of Compliance	Served since November 6, 2003

Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002

Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

Susan Tracey Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (54)	Assistant Secretary	Served since August 3, 2000

Tax Manager for Safeco Corporation. Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. She has been employed by Safeco Corporation since 1987.

Stephen D. Collier Safeco Plaza 4333 Brooklyn Ave. NE Seattle, WA 98185 (51)	Assistant Secretary	Served since February 5, 1998

Director of Taxation and Vice President of Safeco Corporation; Assistant Secretary of Safeco Asset Management Company, Safeco Securities, Inc. and Safeco Services Corporation. He has been an executive officer of Safeco Corporation and subsidiaries  since 1991.

* Annual Appointment

The Statement of Additional Information (“SAI”) includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at Safeco Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Safeco Asset Management Company

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

Printed on Recycled Paper:
GMF4487 12/03	Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

ITEM 2. CODE OF ETHICS

(a)  The registrant has adopted a Code of Conduct that applies to the registrant’s principal executive officers and senior financial and investment officers.

(b)  No response required.

(c)  During the period covered by this report, there were no amendments to the provision of the Code of Conduct adopted in 2(a) above.

(d)  During the period covered by this report, there were no implicit or explicit waivers to the provision of the Code of Conduct adopted in 2(a) above.

(e)  Not applicable.

(f)  A copy of the registrant’s Code of Conduct for principal executive officers and senior financial and investment officers is filed as an exhibit to this annual report on Form N-CSR pursuant to Item 10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Larry L. Pinnt and Scott M. Boggs are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

	2003	2002
(a) Audit Fees	$148,300	$130,900
(b) Audited-Related Fees
(c) Tax Fees
(d) All Other Fees

(e)               Pre-approval policies have been established are in place and will be forwarded upon request.  Please send such requests to Safeco Mutual Funds, Controller's Department, 4854 154 PL. NE, Redmond, WA 98052. No services classified as listed in (b) through (d) above were provided in the last two years and as such no approval was required by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                 Not applicable as all work is performed by principal accountant’s full-time, permanent employees.

(g)              Not applicable as no such services were provided.

(h)              Not applicable as no such services were provided.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred in during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

ITEM 10. EXHIBITS

(a) (1)  The Code of Conduct as required by Item 2 is attached as Exhibit 10.

(a) (2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Safeco Resource Series Trust

By:	/s/ Kevin A. Rowell
Kevin A. Rowell
President

Date:  February 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Safeco Resource Series Trust

By:

/s/ David H. Longhurst
David H. Longhurst
Treasurer

Date:  February 19, 2004